Prospectus

March 1, 2008, as revised March 7, 2008

Banc of America Funds

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

Class A, Class C, Class R and Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolios and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolios may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIOS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

Prospectus Primer

This prospectus tells you about the Banc of America Retirement Portfolios (each a Portfolio and together, the Portfolios) in the Columbia Funds family of mutual funds (Columbia Funds). Each Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds). This prospectus is designed to provide you with important information about the Portfolios in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Portfolios’ additional investment strategies and policies,

■	a summary of the key characteristics of each Underlying Fund,
■	a discussion of the Portfolios’ primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Portfolios’ various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolios, including:

■	how to buy, sell and exchange shares of the Portfolios, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolios.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Banc of America Funds:

■	by mail at Banc of America Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.322.8222.

■	by email at serviceinquiries@columbiamanagement.com or online at www.bancofamericafunds.com.

■	through your financial advisor, who can help you select from among the Banc of America Funds to meet your investment needs.

You also can find more information about the Portfolios in the Statement of Additional Information (SAI), which includes more detailed information about each Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolios are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolios’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolios’ distributor (the Distributor). Columbia Management Services, Inc. is the Portfolios’ transfer agent (the Transfer Agent).

The Portfolios, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolios and any other Columbia Fund carefully before investing.

Portfolio Summaries

Glide Path

The glide path described below demonstrates how the asset allocation of each Portfolio to the Underlying Funds, which have investment objectives and principal investment strategies that emphasize various sub-asset classes, such as equity securities of large capitalization companies, international equity securities, or fixed income securities, is expected to change as the Portfolios age.

The glide path demonstrates how each Portfolio’s asset mix will become gradually more conservative as time passes, both prior to and particularly after its Retirement Year. The Advisor will include the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities of a sub-asset class when calculating the percentage allocations shown in the glide path even if the Underlying Fund also invests in securities other than the sub-asset class.

The Advisor may depart from the allocations to both the Underlying Funds and the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations based on the Advisor’s evaluation of market conditions. If the Advisor believes that certain asset or sub-asset classes have become mispriced relative to their historical patterns and future outlook, the Advisor may overweight Underlying Funds that emphasize asset or sub-asset classes that the Advisor believes offer increased opportunity and/or underweight Underlying Funds that emphasize asset or sub-asset classes that the Advisor believes present increased risk. The Advisor uses a combination of qualitative and quantitative factors to evaluate potential changes to the allocations to the Underlying Funds. The Advisor intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time.

Banc of America Funds

FUNDimensions™
Banc of America Funds
Investment Objective:	Each Portfolio seeks the highest total return over time consistent with its asset mix
Investment Style:	Target-Date
Benchmark:	S&P 500® Index(a) Lehman Brothers U.S. Aggregate Bond Index
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Asset-backed securities risk Changing distribution levels risk

Convertible securities risk

Credit risk

Currency risk

Derivatives risk

Dollar rolls risk

Emerging market securities risk

Foreign securities risk

Frequent trading risk

Growth securities risk

Index risk

Industry sector risk

Interest rate risk

Liquidity risk

Low and below investment grade

securities risk

Mortgage-backed securities risk

Non-diversified mutual fund risk

Real estate investment trusts risk

Reinvestment risk

Smaller company securities risk

Special situations risk

Technology sector risk

U.S. Government obligations risk

Value securities risk

Zero-coupon bonds risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Advisor. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

   Investment Objective

Each Portfolio seeks the highest total return over time consistent with its asset mix. Total return consists of capital appreciation and income. Each Portfolio will place a decreasing emphasis on capital appreciation and an increasing emphasis on income as time passes.

   Principal Investment Strategies

Each Portfolio invests in Class Z shares of various Underlying Funds that represent a variety of equity and fixed income asset classes, investment objectives and investment styles. The Underlying Funds include funds that invest in equity securities of domestic and foreign issuers and large-, mid- and small-capitalization companies, and pursue various investment styles, such as growth and value, and also include funds that invest in fixed income securities with a range of maturities across a range of credit quality. Each Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after its Retirement Year. This reflects a strategy that focuses primarily on capital appreciation, consistent with a reasonable amount of risk, during an investor’s pre-retirement and early retirement years, and primarily on capital preservation thereafter.

The Advisor may depart from the asset allocations to both the Underlying Funds and the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations (including through investments in money market instruments or the Columbia Money Market Funds) based on the Advisor’s evaluation of market conditions. The Advisor intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time.

Banc of America Funds

After its Retirement Year, each Portfolio’s asset mix will tend to have a declining exposure to Underlying Funds that invest primarily in equity securities and an increasing exposure to Underlying Funds that invest primarily in fixed income securities and short-term bonds, until fifteen years after the Retirement Year. After that time, each Portfolio will have a fairly static allocation. The Board of Trustees of the Banc of America Funds (the Board) has the authority to combine like Portfolios once they have reached this static phase without obtaining shareholder approval.

Because the investment results of the Underlying Funds will vary, the actual allocation to each asset class, sub-asset class or Underlying Fund as of any given date may vary from the allocations in the glide path and the Advisor’s overweighting and underweighting allocations. The Advisor monitors each Portfolio’s percentage allocations to the Underlying Funds and will rebalance the Portfolios’ allocations to each asset class, sub-asset class or Underlying Fund when the Advisor determines it to be appropriate.

The Advisor can substitute or add other Underlying Funds at any time, including funds introduced after the date of this prospectus and funds that are not advised by the Advisor.

The Advisor will include the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities of a sub-asset class when calculating percentage allocations to that sub-asset class even if the Underlying Fund also invests in securities other than the sub-asset class.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

Banc of America Funds

   Principal Risks

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Investment Strategy Risk – Each Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve each Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause each Portfolio’s shares to lose value or may cause each Portfolio to underperform other funds with similar investment objectives.

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Allocation Risk – Each Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that each Portfolio’s allocation among asset classes or investments will cause each Portfolio’s shares to lose value or cause each Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

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Investing in Other Funds Risk – The performance of the Underlying Funds in which each Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for each Portfolio. These transactions might also result in higher brokerage, tax or other costs for each Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which each Portfolio invests or to change the percentage of each Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, such as advisory fees, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which each Portfolio invests or in determining the percentage of each Portfolio's investments allocated to each Underlying Fund.

Each Portfolio may be subject indirectly to the following risks of the Underlying Funds:

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Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Asset-Backed Securities Risk – Certain Underlying Funds invest in asset-backed securities. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Changing Distribution Levels Risk – Certain Underlying Funds are subject to changing distribution levels risk. The amount of the distributions paid by the Underlying Fund generally depends on the amount of income and/or dividends received by the Underlying Fund on the securities it holds. The Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Underlying Fund receives from its investments decline.

■	Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the

Banc of America Funds

usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

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Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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Currency Risk – Certain Underlying Funds are subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■	Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investments and strategies, see the SAI.

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Dollar Rolls Risk – Certain Underlying Funds use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■	Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by foreign governments

Banc of America Funds

or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

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Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

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Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

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Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. Because such an Underlying Fund is designed to track an index before fees and expenses, the Underlying Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

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Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector; however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

Banc of America Funds

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Interest Rate Risk – Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Liquidity Risk – Certain Underlying Funds invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

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Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

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Mortgage-Backed Securities Risk – Certain Underlying Funds invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a

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greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds.

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Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and may also include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Reinvestment Risk – Because certain Underlying Funds invest in debt securities, income from those Underlying Funds’ debt securities portfolios will decline if and when the Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Underlying Fund’s portfolio.

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Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

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Technology Sector Risk – Certain Underlying Funds invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

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U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition,

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value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Zero-Coupon Bonds Risk – Certain Underlying Funds invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Underlying Fund and distributed to its shareholders.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolios. Additional risks are associated with other permissible investments of the Portfolios that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolios will achieve their investment objective.

Banc of America Retirement 2005 Portfolio

   Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	3.25%
Worst:	4th quarter 2007:	-0.70%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2005 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	7.36%	17.72%
Class A shares returns after taxes on distributions	6.42%	15.90%
Class A shares returns after taxes on distributions and sale of Portfolio shares	4.92%	14.19%
Class C shares returns before taxes	6.58%	16.83%
Class R shares returns before taxes	7.01%	17.38%
Class Z shares returns before taxes	7.62%	18.00%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2005 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2005 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	118.21%	118.21%	118.21%	118.21%
Acquired fund (Underlying Fund) fees and expenses(3)	0.53%	0.53%	0.53%	0.53%
Total annual Portfolio operating expenses	119.09%	119.84%	119.34%	118.84%
Fee waivers and/or reimbursements(4)	-118.21%	-118.21%	-118.21%	-118.21%
Total net expenses	0.88%	1.63%	1.13%	0.63%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

Banc of America Retirement 2005 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$90	$281	$488	$1,084
Class C Shares	$166	$514	$887	$1,933
Class R Shares	$115	$359	$622	$1,375
Class Z Shares	$64	$202	$351	$786

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2010 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.17%
Worst:	4th quarter 2007:	-1.01%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2010 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	7.85%	18.17%
Class A shares returns after taxes on distributions	7.02%	16.52%
Class A shares returns after taxes on distributions and sale of Portfolio shares	5.23%	14.68%
Class C shares returns before taxes	6.97%	17.28%
Class R shares returns before taxes	7.58%	17.90%
Class Z shares returns before taxes	8.11%	18.45%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2010 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2010 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	91.39%	91.39%	91.39%	91.39%
Acquired fund (Underlying Fund) fees and expenses(3)	0.55%	0.55%	0.55%	0.55%
Total annual Portfolio operating expenses	92.29%	93.04%	92.54%	92.04%
Fee waivers and/or reimbursements(4)	-91.39%	-91.39%	-91.39%	-91.39%
Total net expenses	0.90%	1.65%	1.15%	0.65%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

Banc of America Retirement 2010 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$92	$287	$498	$1,108
Class C Shares	$168	$520	$897	$1,955
Class R Shares	$117	$365	$633	$1,398
Class Z Shares	$66	$208	$362	$810

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2015 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.18%
Worst:	4th quarter 2007:	-1.13%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2015 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	8.08%	14.20%
Class A shares returns after taxes on distributions	4.96%	11.85%
Class A shares returns after taxes on distributions and sale of Portfolio shares	5.80%	10.95%
Class C shares returns before taxes	7.28%	13.32%
Class R shares returns before taxes	7.71%	13.86%
Class Z shares returns before taxes	8.34%	14.47%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2015 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2015 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	14.67%	14.67%	14.67%	14.67%
Acquired fund (Underlying Fund) fees and expenses(3)	0.64%	0.64%	0.64%	0.64%
Total annual Portfolio operating expenses	15.66%	16.41%	15.91%	15.41%
Fee waivers and/or reimbursements(4)	-14.67%	-14.67%	-14.67%	-14.67%
Total net expenses	0.99%	1.74%	1.24%	0.74%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

Banc of America Retirement 2015 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$101	$315	$547	$1,213
Class C Shares	$177	$548	$944	$2,052
Class R Shares	$126	$393	$681	$1,500
Class Z Shares	$76	$237	$411	$918

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2020 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.50%
Worst:	4th quarter 2007:	-1.31%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2020 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	8.63%	19.70%
Class A shares returns after taxes on distributions	7.71%	18.08%
Class A shares returns after taxes on distributions and sale of Portfolio shares	5.77%	16.03%
Class C shares returns before taxes	7.84%	18.81%
Class R shares returns before taxes	8.37%	19.42%
Class Z shares returns before taxes	8.90%	19.99%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2020 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2020 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	95.48%	95.48%	95.48%	95.48%
Acquired fund (Underlying Fund) fees and expenses(3)	0.56%	0.56%	0.56%	0.56%
Total annual Portfolio operating expenses	96.39%	97.14%	96.64%	96.14%
Fee waivers and/or reimbursements(4)	-95.48%	-95.48%	-95.48%	-95.48%
Total net expenses	0.91%	1.66%	1.16%	0.66%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

Banc of America Retirement 2020 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$93	$290	$504	$1,120
Class C Shares	$169	$523	$902	$1,965
Class R Shares	$118	$368	$638	$1,409
Class Z Shares	$67	$211	$368	$822

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2025 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.80%
Worst:	4th quarter 2007:	-1.41%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2025 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	8.96%	14.33%
Class A shares returns after taxes on distributions	3.50%	10.43%
Class A shares returns after taxes on distributions and sale of Portfolio shares	6.76%	10.29%
Class C shares returns before taxes	8.18%	13.46%
Class R shares returns before taxes	8.72%	14.07%
Class Z shares returns before taxes	9.34%	14.62%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2025 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2025 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	15.91%	15.91%	15.91%	15.91%
Acquired fund (Underlying Fund) fees and expenses(3)	0.66%	0.66%	0.66%	0.66%
Total annual Portfolio operating expenses	16.92%	17.67%	17.17%	16.67%
Fee waivers and/or reimbursements(4)	-15.91%	-15.91%	-15.91%	-15.91%
Total net expenses	1.01%	1.76%	1.26%	0.76%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

Banc of America Retirement 2025 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$103	$322	$558	$1,236
Class C Shares	$179	$554	$954	$2,073
Class R Shares	$128	$400	$692	$1,523
Class Z Shares	$78	$243	$422	$942

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2030 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	5.15%
Worst:	4th quarter 2007:	-1.64%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2030 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	8.81%	18.11%
Class A shares returns after taxes on distributions	7.93%	16.83%
Class A shares returns after taxes on distributions and sale of Portfolio shares	5.91%	14.87%
Class C shares returns before taxes	7.93%	17.22%
Class R shares returns before taxes	8.46%	17.77%
Class Z shares returns before taxes	8.98%	18.38%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2030 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2030 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	83.52%	83.52%	83.52%	83.52%
Acquired fund (Underlying Fund) fees and expenses(3)	0.60%	0.60%	0.60%	0.60%
Total annual Portfolio operating expenses	84.47%	85.22%	84.72%	84.22%
Fee waivers and/or reimbursements(4)	-83.52%	-83.52%	-83.52%	-83.52%
Total net expenses	0.95%	1.70%	1.20%	0.70%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

Banc of America Retirement 2030 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$97	$303	$525	$1,166
Class C Shares	$173	$536	$923	$2,009
Class R Shares	$122	$381	$660	$1,455
Class Z Shares	$72	$224	$390	$871

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2035 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	5.39%
Worst:	4th quarter 2007:	-1.90%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2035 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	8.81%	14.57%
Class A shares returns after taxes on distributions	4.40%	11.53%
Class A shares returns after taxes on distributions and sale of Portfolio shares	6.65%	11.05%
Class C shares returns before taxes	8.11%	13.76%
Class R shares returns before taxes	8.54%	14.30%
Class Z shares returns before taxes	9.18%	14.92%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2035 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2035 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	14.61%	14.61%	14.61%	14.61%
Acquired fund (Underlying Fund) fees and expenses(3)	0.70%	0.70%	0.70%	0.70%
Total annual Portfolio operating expenses	15.66%	16.41%	15.91%	15.41%
Fee waivers and/or reimbursements(4)	-14.61%	-14.61%	-14.61%	-14.61%
Total net expenses	1.05%	1.80%	1.30%	0.80%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

Banc of America Retirement 2035 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$107	$334	$579	$1,283
Class C Shares	$183	$566	$975	$2,116
Class R Shares	$132	$412	$713	$1,568
Class Z Shares	$82	$255	$444	$990

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2040 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	5.82%
Worst:	4th quarter 2007:	-2.03%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2040 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	9.11%	18.52%
Class A shares returns after taxes on distributions	8.19%	17.49%
Class A shares returns after taxes on distributions and sale of Portfolio shares	6.23%	15.36%
Class C shares returns before taxes	8.32%	17.63%
Class R shares returns before taxes	8.85%	18.24%
Class Z shares returns before taxes	9.38%	18.80%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2040 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2040 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	29.02%	29.02%	29.02%	29.02%
Acquired fund (Underlying Fund) fees and expenses(3)	0.68%	0.68%	0.68%	0.68%
Total annual Portfolio operating expenses	30.05%	30.80%	30.30%	29.80%
Fee waivers and/or reimbursements(4)	-29.02%	-29.02%	-29.02%	-29.02%
Total net expenses	1.03%	1.78%	1.28%	0.78%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

Banc of America Retirement 2040 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$105	$328	$569	$1,259
Class C Shares	$181	$560	$964	$2,095
Class R Shares	$130	$406	$702	$1,545
Class Z Shares	$80	$249	$433	$966

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Additional Portfolio Investment Strategies and Policies

This section describes certain strategies and policies that each Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolios.

Changing the Portfolios’ Investment Objective and Policies

Each Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of each Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of each Portfolio’s acquisition of the security or asset.

Holding Other Kinds of Investments

Each Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. Each Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which each Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for a Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to each Portfolio, the Advisor has a duty to act in the best interest of each Portfolio in selecting Underlying Funds.

Investing in Columbia Money Market Funds

Each Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolios for services provided directly.

Lending Securities

Each Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. A Portfolio may lose money from securities lending if, for example, it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Banc of America Funds’ policies and procedures with respect to the disclosure of Portfolio portfolio securities is available in the SAI. Each Portfolio discloses its portfolio holdings on the Banc of America Funds’ website, www.bancofamericafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

Each Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

In addition, more current information concerning each Portfolio’s portfolio holdings as of specified dates may also be disclosed on the Banc of America Funds’ website.

Investing Defensively

Each Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the

Additional Portfolio Investment Strategies and Policies

Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Each Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.322.8222 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Portfolios generally buy securities for capital appreciation, investment income or both. However, the Portfolios may sell securities regardless of how long they’ve been held. You’ll find each Portfolio’s historical portfolio turnover rates in the Financial Highlights.

Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of the Underlying Funds in which the Portfolios invest. The Portfolios invest in the Underlying Funds in varying proportions.

You’ll find more detailed information about each Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiafunds.com or contact your financial advisor for details.

	The Underlying Fund’s investment objective:	About the Underlying Fund:
Large Cap Equity
Columbia Large Cap Value Fund	■ seeks long-term capital appreciation.

■  at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase.

■  up to 20% of total assets in foreign securities.

■  in real estate investment trusts.

Columbia Large Cap Enhanced Core Fund	■ seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.

■  at least 80% of net assets in common stocks that comprise the Standard & Poor’s (S&P) 500® Index.

■  in convertible securities that are convertible into stocks included in the S&P 500® Index.

■  in derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components.

Columbia Marsico Focused Equities Fund	■ seeks long-term growth of capital.

■  at least 80% of net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Fund is non-diversified and generally will hold a core position of between 20 and 30 common stocks that are believed to have the potential for long-term growth.

■  up to 25% of total assets in foreign securities.

Underlying Funds Summary

	The Underlying Fund’s investment objective:	About the Underlying Fund:
Mid Cap Equity
Columbia Mid Cap Growth Fund

■  seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

■  at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase.

■  up to 20% of net assets in stocks of companies that have market capitalizations outside the range of the Russell Midcap Index.

■  up to 20% of total assets in foreign securities.

■  in derivatives, including futures, options, swap contracts and other derivative instruments.

■  in convertible securities, including preferred stocks, warrants and debentures.

■  in special situations, such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Mid Cap Value Fund	■ seeks long-term capital appreciation.

■  at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase.

■  up to 20% of total assets in foreign securities.

■  in real estate investment trusts.

Small Cap Equity
Columbia Small Cap Growth Fund II	■ seeks long-term growth of capital.

■  at least 80% of net assets in securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index at the time of purchase.

■  up to 20% of total assets in foreign securities.

Columbia Small Cap Value Fund II	■ seeks long-term capital appreciation.

■  at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase.

■  up to 20% of total assets in foreign securities.

■  in real estate investment trusts.

Underlying Funds Summary

	The Underlying Fund’s investment objective:	About the Underlying Fund:
International Equity
Columbia Multi-Advisor International Equity Fund	■ seeks long-term capital growth.

■  at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

■  in addition to direct investment in equity securities, in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

Columbia Acorn International	■ seeks to provide long-term capital appreciation.

■  under normal circumstances, invests at least 75% of total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

■  primarily invests in small- and medium-sized companies with market capitalizations under $5 billion at the time of initial purchase.

Core Bond
Columbia Total Return Bond Fund	■ seeks total return, consisting of current income and capital appreciation.

■  at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities.

■  at least 65% of total assets in investment grade securities or unrated securities determined by the Advisor to be of comparable quality.

■  in derivatives, including futures, options, swap contracts and other derivative instruments.

■  in private placements and mortgage dollar rolls.

High Yield
Columbia High Income Fund	■ seeks total return, consisting of a high level of income and capital appreciation.

■  at least 80% of net assets in domestic and foreign corporate below investment grade debt securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s (S&P) Corporation or unrated but determined by the Advisor to be of comparable quality.

■  primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations.

■  up to 20% of net assets in equity securities that may include convertible securities.

Underlying Funds Summary

	The Underlying Fund’s investment objective:	About the Underlying Fund:
Short Term Bond
Columbia Short Term Bond Fund	■ seeks current income, consistent with minimal fluctuation of principal.

■  at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities.

■  at least 65% of total assets in securities that, at the time of purchase, are investment grade debt securities or unrated securities determined by the Advisor to be of comparable quality.

■  in derivatives, including futures, options, swap contracts and other derivative instruments.

■  in private placements and mortgage dollar rolls.

Management of the Portfolios

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolios and other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of December 31, 2007, the Advisor had assets under management of approximately $370.2 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolios, determining what securities and other investments the Portfolios should buy or sell and executing the Portfolios’ portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolios, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolios’ investments.

Each Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. For the most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Portfolio was 0.10% of the average daily net assets of each Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolios’ investment advisory agreement with the Advisor is available in the Portfolios’ annual reports to shareholders for the fiscal year ended October 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolios. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating each Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolios change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolios to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolios to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolios would inform the Portfolios’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolios obtain this relief, the Portfolios will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment subadvisor for the Portfolios.

Management of the Portfolios

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group and Anwiti Bahuguna, a member of the Advisor’s Quantitative Strategies Group, are also responsible for determining and implementing asset allocation decisions for the Portfolios. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

Vikram J. Kuriyan, PhD

Service with the Fund (manager or co-manager) since June, 2006

Investment management experience since 1986

Managing Director of the Advisor, associated with the Advisor or its predecessors since January 2000

Anwiti Bahuguna, PhD

Service with the Fund (co-manager) since August, 2006

Investment management experience since 1998

Director of the Advisor, associated with the Advisor or its predecessors since October 1998.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolios, including the general supervision of the Portfolios’ operations, coordination of the Portfolios’ service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Portfolios.

The Distributor

Shares of the Portfolios are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

Management of the Portfolios

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolios – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolios for which they are compensated. Bank of America and its affiliates may also provide other services to the Portfolios and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolios. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolios.

Conflicts of interest and limitations that could affect the Portfolios may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolios and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolios invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolios.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolios and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Portfolios should carefully review these disclosures and consult with their financial advisor if they have any questions.

Management of the Portfolios

Certain Legal Matters

Banc of America Funds are not parties to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Management of the Portfolios

Separately, a putative class action – Mehta v AIG SunAmerica Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Portfolios offer four classes of shares in this prospectus: Class A, Class C, Class R and Class Z shares. The Portfolios may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class C, Class R and Class Z shares offered by this prospectus. Contact your financial advisor or Banc of America Funds for more information about the Portfolios’ share classes and how to choose among them.

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Eligible Investors and Minimum Initial Investments(a)	Designed for group retirement plans with $10 million to $50 million in aggregate plan assets.	Designed for group retirement plans with less than $1 million in aggregate plan assets.	Designed for group retirement plans with $1 million to $10 million in aggregate plan assets.	Designed for group retirement plans with greater than $50 million in aggregate plan assets.
Investment Limits	none	up to $1,000,000	none	none
Conversion Features	none	none	none	none
Front-End Sales Charges	none	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none	none
Maximum Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

Choosing a Share Class

Please contact your retirement plan administrator to determine which share class you are eligible to invest in. Banc of America Funds reserves the right to change the criteria for eligible investors and the investment minimums. Banc of America Funds also reserves the right to refuse a purchase order for any reason, including if we believe that doing so would be in the best interest of the Portfolios and their shareholders.

You’ll find more information about buying, selling and exchanging Class A, C, R and Z shares on the pages that follow. You should also ask your retirement plan administrator about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

Please contact your retirement plan administrator or call Columbia Management Services, Inc. at 800.322.8222 if you have any questions or need help placing an order.

Federal law requires the Portfolios to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), taxpayer identification number and other government issued identification. If you fail to provide the requested information, the Portfolios may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Portfolios are unable to verify your identity after your account is open, the Portfolios reserve the right to close your account or take other steps as deemed reasonable. The Portfolios shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

Commissions

Class A Shares – Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class C Shares – Commissions

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolios’ distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class R Shares – Commissions

The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Portfolios’ distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolios have adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Portfolios’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolios and providing services to investors. Because the fees are paid out of the Portfolios’ assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class C	0.75%		0.25%		1.00%
Class R	0.50%	(b)	—%	(b)	0.50%
Class Z	N/A		N/A		N/A

(a)	The Portfolios’ Class A shares pay a combined distribution and service fee pursuant to the Portfolios’ combined distribution and shareholder servicing plan for Class A shares.

(b)	The Portfolios’ Class R shares pay a distribution fee pursuant to the Portfolios’ distribution plan for Class R shares. The Portfolios do not have a shareholder servicing plan for Class R shares.

The Portfolios will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Portfolios may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Portfolios. Such payments are generally based upon one or more of the following factors: average net assets of the Portfolios sold by the Distributor attributable to that intermediary, gross sales of the Portfolios distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Portfolio shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Portfolios (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolios.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolios to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Portfolio’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolios are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Portfolios. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolios or a particular share class over others. See Management of the Portfolios – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolios calculate the net asset value per share for each class of the Portfolios at the end of each business day. The net asset value per share of each Portfolio is based on the net asset value per share of the Underlying Funds each Portfolio invests in.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of an Underlying Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in an Underlying Fund. The Portfolios use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, an Underlying Fund will determine the price of the security held by the Portfolio based on the determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, an Underlying Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Underlying Fund’s share price is calculated. Foreign exchanges typically close before the time at which Underlying Fund share prices are calculated, and may be closed altogether on some days when the Underlying Funds are open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Underlying Funds use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Underlying Fund shares. However, when the Underlying Funds use fair valuation to price securities, they may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause an Underlying Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Underlying Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolios have retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Underlying Funds could change on days when Underlying Fund shares cannot be bought or sold.

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

This prospectus offers Class A, C, R and Z shares of the Portfolios to certain eligible retirement plans. Here are some general rules about these share classes and their eligibility requirements:

Class A, C and R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Eligible group retirement plans include defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)).

The eligibility of each group retirement plan is generally based on aggregate plan assets and varies by share class as follows:

Class A Shares

Class A shares of the Portfolios are designed for group retirement plans with $10 million to $50 million in aggregate plan assets.

Class C Shares

Class C shares of the Portfolios are designed for group retirement plans with less than $1 million in aggregate plan assets.

Class R Shares

Class R shares of the Portfolios are designed for group retirement plans with $1 million to $10 million in aggregate plan assets.

Class Z Shares

Class Z shares of the Portfolios are designed for group retirement plans with greater than $50 million in aggregate plan assets.

How orders are processed

Orders to buy, sell or exchange shares are processed on business days. Orders received in good form by a Portfolio, the Distributor, the Transfer Agent or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the New York Stock Exchange closes early) will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called the trade date. Banc of America Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received.

FUNDamentals™

Business Days

A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolios’ net asset value is not calculated and the Portfolios do not accept buy or sell orders.

Buying shares

Here are some general rules for buying shares:

■	You buy Class A, C, R and Z shares at net asset value per share.

■	Retirement plan administrators are responsible for sending orders to us and for ensuring that we receive your money on time.

■	Shares purchased are recorded on the books of each Portfolio. We don’t issue certificates.

■	Retirement plan administrators are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

Selling shares

Here are some general rules for selling shares:

■

If you paid for your shares by check or by wire from your bank account as an Automated Clearing House (ACH) transaction, Banc of America Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

■	Retirement plan administrators are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

■	Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell shares.

Buying, Selling and Exchanging Shares

■	We can delay payment of the sale proceeds for up to seven days.

■	Other restrictions may apply to retirement plan accounts. For more information about these restrictions please contact your retirement plan administrator.

Exchanging shares

You can sell shares of each Portfolio to buy shares of another Portfolio. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

Here’s how exchanges work:

■	You can exchange Class A, C, R and Z shares of a Portfolio for, respectively, Class A, C, R and Z shares of any other Portfolio.

■	The rules for buying shares of each Portfolio, including any minimum investment requirements, apply to exchanges into that Portfolio.

■	You may only make exchanges into a Portfolio that is legally sold in your state of residence.

■	You generally may only make an exchange into a Portfolio that is accepting investments.

■	Banc of America Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

The Portfolios cannot be exchanged for shares of the Underlying Funds or for shares of other mutual funds that are managed by the Advisor.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers may enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolios are intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Banc of America Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolios discourage and do not accommodate excessive trading.

The Portfolios reserve the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolios may in their discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolios or their agents determine that accepting the order could interfere with efficient management of the Portfolios or is otherwise contrary to the Portfolios’ best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio.

Independent of this limit, the Portfolios may, in their discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

Buying, Selling and Exchanging Shares

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Portfolios using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolios retain the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolios take various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolios receive buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolios’ ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolios’ efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolios seek to act in a manner that they believe is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolios’ long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolios’ performance;

■	potential dilution of the value of the Portfolios’ shares;

■

interference with the efficient management of the Portfolios’ portfolios, such as the need to maintain undesirably large cash positions, the need to use their line of credit or the need to buy or sell securities they otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolios’ remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

Each Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax on undistributed income and gains. Each Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, each Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Portfolios may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolios usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolios generally pay cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by contacting Banc of America Funds at the address or telephone number on the back cover. No sales charges apply to the purchase or sale of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before a Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolios’ distribution schedule above before you invest.

Similarly, if you buy shares of a Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolios may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of a Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Distributions and Taxes

Taxes and Your Investment

Each Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

Each Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Portfolio’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Portfolio.

■

Distributions of a Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Portfolio has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

Each Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolios. It is not intended as a substitute for careful tax planning. Your investment in the Portfolios may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolios, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Financial Highlights

The financial highlights tables are designed to help you understand how the each Portfolio has performed for the past five full fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in each Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

Each Portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the Portfolio from the Advisor and the payment by the Portfolio of its expenses. This timing difference resulted in each Portfolio having additional cash that was invested in the Underlying Funds, in turn producing incremental returns to the Portfolio based on the investment performance of these Underlying Funds. Due to the relatively small size of each Portfolio, the positive impact on performance from the investment of the additional cash was significant. The Portfolios do not anticipate that this positive impact on their performance will be sustainable in the future.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ annual reports. The independent registered public accounting firm’s report and the Portfolios’ financial statements are also incorporated by reference into the SAI.

Banc of America Retirement 2005 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.43	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.55	0.29
Net Realized and Unrealized Gain on Investments	1.30	1.14
Total from Investment Operations	1.85	1.43
Less Distributions to Shareholders
From Net Investment Income	(0.47)	—
From Net Realized Gains	(0.15)	—
Total Distributions to Shareholders	(0.62)	—
Net Asset Value, End of Period	$12.66	$11.43
Total Return(d)(e)	16.71%	14.30	%(f)
Ratios to Average Net Assets/Supplemental Data
Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net Investment Income(c)	4.59%	6.66	%(h)
Portfolio Turnover Rate	65%	49	%(f)
Net Assets, End of Period (000’s)	$63	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2005 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.39	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.46	0.26
Net Realized and Unrealized Gain on Investments	1.30	1.13
Total from Investment Operations	1.76	1.39
Less Distributions to Shareholders
From Net Investment Income	(0.42)	—
From Net Realized Gains	(0.15)	—
Total Distributions to Shareholders	(0.57)	—
Net Asset Value, End of Period	$12.58	$11.39
Total Return(d)(e)	15.93%	13.90	%(f)
Ratios to Average Net Assets/Supplemental Data
Expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net Investment Income(c)	3.84%	5.93	%(h)
Portfolio Turnover Rate	65%	49	%(f)
Net Assets, End of Period (000’s)	$63	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2005 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.42	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.52	0.28
Net Realized and Unrealized Gain on Investments	1.29	1.14
Total from Investment Operations	1.81	1.42
Less Distributions to Shareholders
From Net Investment Income	(0.45)	—
From Net Realized Gains	(0.15)	—
Total Distributions to Shareholders	(0.60)	—
Net Asset Value, End of Period	$12.63	$11.42
Total Return(d)(e)	16.39%	14.20	%(f)
Ratios to Average Net Assets/Supplemental Data
Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net Investment Income(c)	4.33%	6.45	%(h)
Portfolio Turnover Rate	65%	49	%(f)
Net Assets, End of Period (000’s)	$63	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2005 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.44	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.51	0.30
Net Realized and Unrealized Gain on Investments	1.38	1.14
Total from Investment Operations	1.89	1.44
Less Distributions to Shareholders
From Net Investment Income	(0.48)	—
From Net Realized Gains	(0.15)	—
Total Distributions to Shareholders	(0.63)	—
Net Asset Value, End of Period	$12.70	$11.44
Total Return(d)(e)	17.13%	14.40	%(f)
Ratios to Average Net Assets/Supplemental Data
Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net Investment Income(c)	4.17%	6.91	%(h)
Portfolio Turnover Rate	65%	49	%(f)
Net Assets, End of Period (000’s)	$1,048	$11

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2010 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.47	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.54	0.27
Net Realized and Unrealized Gain on Investments	1.41	1.20
Total from Investment Operations	1.95	1.47
Less Distributions to Shareholders
From Net Investment Income	(0.42)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.58)	—
Net Asset Value, End of Period	$12.84	$11.47
Total Return(d)(e)	17.53%	14.70	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net Investment Income(c)	4.50%	6.31	%(h)
Portfolio Turnover Rate	118%	50	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2010 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.43	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.45	0.24
Net Realized and Unrealized Gain on Investments	1.40	1.19
Total from Investment Operations	1.85	1.43
Less Distributions to Shareholders
From Net Investment Income	(0.37)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.53)	—
Net Asset Value, End of Period	$12.75	$11.43
Total Return(d)(e)	16.66%	14.30	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net Investment Income(c)	3.76%	5.60	%(h)
Portfolio Turnover Rate	118%	50	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2010 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.46	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.51	0.26
Net Realized and Unrealized Gain on Investments	1.40	1.20
Total from Investment Operations	1.91	1.46
Less Distributions to Shareholders
From Net Investment Income	(0.40)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.56)	—
Net Asset Value, End of Period	$12.81	$11.46
Total Return(d)(e)	17.21%	14.60	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net Investment Income(c)	4.26%	6.10	%(h)
Portfolio Turnover Rate	118%	50	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2010 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.48	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.52	0.29
Net Realized and Unrealized Gain on Investments	1.46	1.19
Total from Investment Operations	1.98	1.48
Less Distributions to Shareholders
From Net Investment Income	(0.43)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.59)	—
Net Asset Value, End of Period	$12.87	$11.48
Total Return(d)(e)	17.86%	14.80	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net Investment Income(c)	4.21%	6.56	%(h)
Portfolio Turnover Rate	118%	50	%(f)
Net Assets, End of Period (000’s)	$ 1,511	$ 22

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2015 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.04	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.41	0.24
Net Realized and Unrealized Gain on Investments	1.32	0.80
Total from Investment Operations	1.73	1.04
Less Distributions to Shareholders
From Net Investment Income	(0.14)	—
From Net Realized Gains	— (d)	—
Total Distributions to Shareholders	(0.14)	—
Net Asset Value, End of Period	$12.63	$11.04
Total Return(e)(f)	15.84%	10.40	%(g)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(h)	0.35%	0.35	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net Investment Income(c)	3.47%	5.51	%(i)
Portfolio Turnover Rate	175%	6	%(g)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

Financial Highlights

Banc of America Retirement 2015 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.00	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.32	0.20
Net Realized and Unrealized Gain on Investments	1.33	0.80
Total from Investment Operations	1.65	1.00
Less Distributions to Shareholders
From Net Investment Income	(0.10)	—
From Net Realized Gains	— (d)	—
Total Distributions to Shareholders	(0.10)	—
Net Asset Value, End of Period	$12.55	$11.00
Total Return(e)(f)	15.06%	10.00	%(g)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(h)	1.10%	1.10	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net Investment Income(c)	2.72%	4.78	%(i)
Portfolio Turnover Rate	175%	6	%(g)
Net Assets, End of Period (000’s)	$ 13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

Financial Highlights

Banc of America Retirement 2015 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.02	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.38	0.23
Net Realized and Unrealized Gain on Investments	1.33	0.79
Total from Investment Operations	1.71	1.02
Less Distributions to Shareholders
From Net Investment Income	(0.13)	—
From Net Realized Gains	— (d)	—
Total Distributions to Shareholders	(0.13)	—
Net Asset Value, End of Period	$12.60	$11.02
Total Return(e)(f)	15.62%	10.20	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)	0.60%	0.60	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net Investment Income(c)	3.20%	5.26	%(i)
Portfolio Turnover Rate	175%	6	%(g)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

Financial Highlights

Banc of America Retirement 2015 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.05	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.44	0.08
Net Realized and Unrealized Gain on Investments	1.32	0.97
Total from Investment Operations	1.76	1.05
Less Distributions to Shareholders
From Net Investment Income	(0.16)	—
From Net Realized Gains	— (d)	—
Total Distributions to Shareholders	(0.16)	—
Net Asset Value, End of Period	$12.65	$11.05
Total Return(e)(f)	16.08%	10.50	%(g)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(h)	0.10%	0.10	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net Investment Income(c)	3.84%	1.77	%(i)
Portfolio Turnover Rate	175%	6	%(g)
Net Assets, End of Period (000’s)	$1,769	$2,809

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

Financial Highlights

Banc of America Retirement 2020 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.50	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.51	0.25
Net Realized and Unrealized Gain on Investments	1.76	1.25
Total from Investment Operations	2.27	1.50
Less Distributions to Shareholders
From Net Investment Income	(0.38)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.54)	—
Net Asset Value, End of Period	$13.23	$11.50
Total Return(d)(e)	20.30%	15.00	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net Investment Income(c)	4.13%	5.77	%(h)
Portfolio Turnover Rate	57%	48	%(f)
Net Assets, End of Period (000’s)	$14	$12

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2020 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.46	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.41	0.22
Net Realized and Unrealized Gain on Investments	1.76	1.24
Total from Investment Operations	2.17	1.46
Less Distributions to Shareholders
From Net Investment Income	(0.33)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.49)	—
Net Asset Value, End of Period	$13.14	$11.46
Total Return(d)(e)	19.44%	14.60	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net Investment Income(c)	3.38%	5.01	%(h)
Portfolio Turnover Rate	57%	48	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2020 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.49	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.48	0.24
Net Realized and Unrealized Gain on Investments	1.75	1.25
Total from Investment Operations	2.23	1.49
Less Distributions to Shareholders
From Net Investment Income	(0.36)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.52)	—
Net Asset Value, End of Period	$13.20	$11.49
Total Return(d)(e)	19.97%	14.90	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net Investment Income(c)	3.88%	5.56	%(h)
Portfolio Turnover Rate	57%	48	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2020 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.51	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.39	0.25
Net Realized and Unrealized Gain on Investments	1.91	1.26
Total from Investment Operations	2.30	1.51
Less Distributions to Shareholders
From Net Investment Income	(0.39)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.55)	—
Net Asset Value, End of Period	$13.26	$11.51
Total Return(d)(e)	20.62%	15.10	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net Investment Income(c)	3.08%	5.84	%(h)
Portfolio Turnover Rate	57%	48	%(f)
Net Assets, End of Period (000’s)	$1,375	$15

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2025 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.92	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.39	0.21
Net Realized and Unrealized Gain on Investments	1.57	0.71
Total from Investment Operations	1.96	0.92
Less Distributions to Shareholders
From Net Investment Income	(0.13)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.14)	—
Net Asset Value, End of Period	$12.74	$10.92
Total Return(d)(e)	18.12%	9.20	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net Investment Income(c)	3.31%	5.01	%(h)
Portfolio Turnover Rate	142%	6	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2025 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.89	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.30	0.18
Net realized and Unrealized Gain on Investments	1.55	0.71
Total from Investment Operations	1.85	0.89
Less Distributions to Shareholders
From Net Investment Income	(0.08)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.09)	—
Net Asset Value, End of Period	$12.65	$10.89
Total Return(d)(e)	17.14%	8.90	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net Investment Income(c)	2.57%	4.27	%(h)
Portfolio Turnover Rate	142%	6	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2025 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.91	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.36	0.20
Net Realized and Unrealized Gain on Investments	1.56	0.71
Total from Investment Operations	1.92	0.91
Less Distributions to Shareholders
From Net Investment Income	(0.11)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.12)	—
Net Asset Value, End of Period	$12.71	$10.91
Total Return(d)(e)	17.79%	9.10	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net Investment Income(c)	3.05%	4.78	%(h)
Portfolio Turnover Rate	142%	6	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2025 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.93	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.42	0.07
Net Realized and Unrealized Gain on Investments	1.57	0.86
Total from Investment Operations	1.99	0.93
Less Distributions to Shareholders
From Net Investment Income	(0.15)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.16)	—
Net Asset Value, End of Period	$12.76	$10.93
Total Return(d)(e)	18.36%	9.30	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net Investment Income(c)	3.71%	1.45	%(h)
Portfolio Turnover Rate	142%	6	%(f)
Net Assets, End of Period (000’s)	$1,432	$3,439

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2030 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.32	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.43	0.22
Net Realized and Unrealized Gain on Investments	1.82	1.10
Total from Investment Operations	2.25	1.32
Less Distributions to Shareholders
From Net Investment Income	(0.28)	—
From Net Realized Gains	(0.11)	—
Total Distributions to Shareholders	(0.39)	—
Net Asset Value, End of Period	$13.18	$11.32
Total Return(d)(e)	20.32%	13.20	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net Investment Income(c)	3.56%	5.12	%(h)
Portfolio Turnover Rate	35%	40	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2030 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.28	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.34	0.19
Net Realized and Unrealized Gain on Investments	1.81	1.09
Total from Investment Operations	2.15	1.28
Less Distributions to Shareholders
From Net Investment Income	(0.23)	—
From Net Realized Gains	(0.11)	—
Total Distributions to Shareholders	(0.34)	—
Net Asset Value, End of Period	$13.09	$11.28
Total Return(d)(e)	19.46%	12.80	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net Investment Income(c)	2.79%	4.37	%(h)
Portfolio Turnover Rate	35%	40	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2030 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.30	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.40	0.23
Net Realized and Unrealized Gain on Investments	1.82	1.07
Total from Investment Operations	2.22	1.30
Less Distributions to Shareholders
From Net Investment Income	(0.26)	—
From Net Realized Gains	(0.11)	—
Total Distributions to Shareholders	(0.37)	—
Net Asset Value, End of Period	$13.15	$11.30
Total Return(d)(e)	20.11%	13.00	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net Investment Income(c)	3.29%	4.65	%(h)
Portfolio Turnover Rate	35%	40	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2030 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.33	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.35	0.20
Net Realized and Unrealized Gain on Investments	1.94	1.13
Total from Investment Operations	2.29	1.33
Less Distributions to Shareholders
From Net Investment Income	(0.29)	—
From Net Realized Gains	(0.11)	—
Total Distributions to Shareholders	(0.40)	—
Net Asset Value, End of Period	$13.22	$11.33
Total Return(d)(e)	20.74%	13.30	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net Investment Income(c)	2.81%	5.42	%(h)
Portfolio Turnover Rate	35%	40	%(f)
Net Assets, End of Period (000’s)	$1,590	$39

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2035 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.93	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.33	0.20
Net Realized and Unrealized Gain on Investments	1.75	0.73
Total from Investment Operations	2.08	0.93
Less Distributions to Shareholders
From Net Investment Income	(0.12)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.13)	—
Net Asset Value, End of Period	$12.88	$10.93
Total Return(d)(e)	19.25%	9.30	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net Investment Income(c)	2.79%	4.65	%(h)
Portfolio Turnover Rate	161%	5	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2035 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.90	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.24	0.17
Net Realized and Unrealized Gain on Investments	1.74	0.73
Total from Investment Operations	1.98	0.90
Less Distributions to Shareholders
From Net Investment Income	(0.08)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.09)	—
Net Asset Value, End of Period	$12.79	$10.90
Total Return(d)(e)	18.26%	9.00	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net Investment Income(c)	2.04%	3.88	%(h)
Portfolio Turnover Rate	161%	5	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2035 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.92	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.30	0.19
Net Realized and Unrealized Gain on Investments	1.75	0.73
Total from Investment Operations	2.05	0.92
Less Distributions to Shareholders
From Net Investment Income	(0.11)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.12)	—
Net Asset Value, End of Period	$12.85	$10.92
Total Return(d)(e)	18.92%	9.20	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net Investment Income(c)	2.51%	4.41	%(h)
Portfolio Turnover Rate	161%	5	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2035 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.94	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.39	0.05
Net Realized and Unrealized Gain on Investments	1.73	0.89
Total from Investment Operations	2.12	0.94
Less Distributions to Shareholders
From Net Investment Income	(0.14)	—
From Net realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.15)	—
Net Asset Value, End of Period	$12.91	$10.94
Total Return(d)(e)	19.57%	9.40	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net Investment Income(c)	3.34%	1.08	%(h)
Portfolio Turnover rate	161%	5	%(f)
Net Assets, End of Period (000’s)	$1,864	$3,105

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2040 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.34	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.31	0.19
Net Realized and Unrealized Gain on Investments	2.10	1.15
Total from Investment Operations	2.41	1.34
Less Distributions to Shareholders
From Net Investment Income	(0.16)	—
From Net Realized Gains	(0.05)	—
Total Distributions to Shareholders	(0.21)	—
Net Asset Value, End of Period	$13.54	$11.34
Total Return(d)(e)	21.53%	13.40	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net Investment Income(c)	2.51%	4.53	%(h)
Portfolio Turnover Rate	44%	38	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2040 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.31	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.22	0.16
Net Realized and Unrealized Gain on Investments	2.08	1.15
Total from Investment Operations	2.30	1.31
Less Distributions to Shareholders
From Net Investment Income	(0.11)	—
From Net Realized Gains	(0.05)	—
Total Distributions to Shareholders	(0.16)	—
Net Asset Value, End of Period	$13.45	$11.31
Total Return(d)(e)	20.57%	13.10	%(f)
Ratios to Average Net Assets/Supplemental Data
Net expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net Investment Income(c)	1.76%	3.75	%(h)
Portfolio Turnover Rate	44%	38	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2040 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.33	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.28	0.18
Net Realized and Unrealized Gain on Investments	2.10	1.15
Total from Investment Operations	2.38	1.33
Less Distributions to Shareholders
From Net Investment Income	(0.15)	—
From Net Realized Gains	(0.05)	—
Total Distributions to Shareholders	(0.20)	—
Net Asset Value, End of Period	$13.51	$11.33
Total Return(d)(e)	21.21%	13.30	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net Investment Income(c)	2.25%	4.28	%(h)
Portfolio Turnover Rate	44%	38	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2040 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.35	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.29	0.18
Net Realized and Unrealized Gain on Investments	2.15	1.17
Total from Investment Operations	2.44	1.35
Less Distributions to Shareholders
From Net Investment Income	(0.18)	—
From Net Realized Gains	(0.05)	—
Total Distributions to Shareholders	(0.23)	—
Net Asset Value, End of Period	$13.56	$11.35
Total Return(d)(e)	21.76%	13.50	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net Investment Income(c)	2.26%	4.26	%(h)
Portfolio Turnover Rate	44%	38	%(f)
Net Assets, End of Period (000’s)	$2,433	$48

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolios, including investment advisory fees and other Portfolio costs, on each Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of each Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. The expense ratios include the net expense ratios of the Underlying Funds. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Banc of America Retirement 2005 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.88%	4.12%	$10,412.00	$89.81
2	10.25%	0.88%	8.41%	$10,840.97	$93.51
3	15.76%	0.88%	12.88%	$11,287.62	$97.37
4	21.55%	0.88%	17.53%	$11,752.67	$101.38
5	27.63%	0.88%	22.37%	$12,236.88	$105.55
6	34.01%	0.88%	27.41%	$12,741.04	$109.90
7	40.71%	0.88%	32.66%	$13,265.97	$114.43
8	47.75%	0.88%	38.13%	$13,812.53	$119.15
9	55.13%	0.88%	43.82%	$14,381.61	$124.05
10	62.89%	0.88%	49.74%	$14,974.13	$129.17
Total Gain After Fees and Expenses				$4,974.13
Total Annual Fees and Expenses Paid					$1,084.32

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2005 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.63%	3.37%	$10,337.00	$165.75
2	10.25%	1.63%	6.85%	$10,685.36	$171.33
3	15.76%	1.63%	10.45%	$11,045.46	$177.11
4	21.55%	1.63%	14.18%	$11,417.69	$183.07
5	27.63%	1.63%	18.02%	$11,802.47	$189.24
6	34.01%	1.63%	22.00%	$12,200.21	$195.62
7	40.71%	1.63%	26.11%	$12,611.36	$202.21
8	47.75%	1.63%	30.36%	$13,036.36	$209.03
9	55.13%	1.63%	34.76%	$13,475.69	$216.07
10	62.89%	1.63%	39.30%	$13,929.82	$223.35
Total Gain After Fees and Expenses				$3,929.82
Total Annual Fees and Expenses Paid					$1,932.78

Banc of America Retirement 2005 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.13%	3.87%	$10,387.00	$115.19
2	10.25%	1.13%	7.89%	$10,788.98	$119.64
3	15.76%	1.13%	12.07%	$11,206.51	$124.27
4	21.55%	1.13%	16.40%	$11,640.20	$129.08
5	27.63%	1.13%	20.91%	$12,090.68	$134.08
6	34.01%	1.13%	25.59%	$12,558.59	$139.27
7	40.71%	1.13%	30.45%	$13,044.61	$144.66
8	47.75%	1.13%	35.49%	$13,549.44	$150.26
9	55.13%	1.13%	40.74%	$14,073.80	$156.07
10	62.89%	1.13%	46.18%	$14,618.46	$162.11
Total Gain After Fees and Expenses				$4,618.46
Total Annual Fees and Expenses Paid					$1,374.63

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2005 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.63%	4.37%	$10,437.00	$64.38
2	10.25%	0.63%	8.93%	$10,893.10	$67.19
3	15.76%	0.63%	13.69%	$11,369.13	$70.13
4	21.55%	0.63%	18.66%	$11,865.96	$73.19
5	27.63%	0.63%	23.85%	$12,384.50	$76.39
6	34.01%	0.63%	29.26%	$12,925.70	$79.73
7	40.71%	0.63%	34.91%	$13,490.55	$83.21
8	47.75%	0.63%	40.80%	$14,080.09	$86.85
9	55.13%	0.63%	46.95%	$14,695.39	$90.64
10	62.89%	0.63%	53.38%	$15,337.58	$94.60
Total Gain After Fees and Expenses				$5,337.58
Total Annual Fees and Expenses Paid					$786.31

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2010 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.90%	4.10%	$10,410.00	$91.84
2	10.25%	0.90%	8.37%	$10,836.81	$95.61
3	15.76%	0.90%	12.81%	$11,281.12	$99.53
4	21.55%	0.90%	17.44%	$11,743.65	$103.61
5	27.63%	0.90%	22.25%	$12,225.14	$107.86
6	34.01%	0.90%	27.26%	$12,726.37	$112.28
7	40.71%	0.90%	32.48%	$13,248.15	$116.89
8	47.75%	0.90%	37.91%	$13,791.32	$121.68
9	55.13%	0.90%	43.57%	$14,356.76	$126.67
10	62.89%	0.90%	49.45%	$14,945.39	$131.86
Total Gain After Fees and Expenses				$4,945.39
Total Annual Fees and Expenses Paid					$1,107.83

Banc of America Retirement 2010 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.65%	3.35%	$10,335.00	$167.76
2	10.25%	1.65%	6.81%	$10,681.22	$173.38
3	15.76%	1.65%	10.39%	$11,039.04	$179.19
4	21.55%	1.65%	14.09%	$11,408.85	$185.20
5	27.63%	1.65%	17.91%	$11,791.05	$191.40
6	34.01%	1.65%	21.86%	$12,186.05	$197.81
7	40.71%	1.65%	25.94%	$12,594.28	$204.44
8	47.75%	1.65%	30.16%	$13,016.19	$211.29
9	55.13%	1.65%	34.52%	$13,452.23	$218.36
10	62.89%	1.65%	39.03%	$13,902.88	$225.68
Total Gain After Fees and Expenses				$3,902.88
Total Annual Fees and Expenses Paid					$1,954.51

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2010 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.15%	3.85%	$10,385.00	$117.21
2	10.25%	1.15%	7.85%	$10,784.82	$121.73
3	15.76%	1.15%	12.00%	$11,200.04	$126.41
4	21.55%	1.15%	16.31%	$11,631.24	$131.28
5	27.63%	1.15%	20.79%	$12,079.04	$136.33
6	34.01%	1.15%	25.44%	$12,544.08	$141.58
7	40.71%	1.15%	30.27%	$13,027.03	$147.03
8	47.75%	1.15%	35.29%	$13,528.57	$152.69
9	55.13%	1.15%	40.49%	$14,049.42	$158.57
10	62.89%	1.15%	45.90%	$14,590.32	$164.68
Total Gain After Fees and Expenses				$4,590.32
Total Annual Fees and Expenses Paid					$1,397.51

Banc of America Retirement 2010 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.65%	4.35%	$10,435.00	$66.41
2	10.25%	0.65%	8.89%	$10,888.92	$69.30
3	15.76%	0.65%	13.63%	$11,362.59	$72.32
4	21.55%	0.65%	18.57%	$11,856.86	$75.46
5	27.63%	0.65%	23.73%	$12,372.63	$78.75
6	34.01%	0.65%	29.11%	$12,910.84	$82.17
7	40.71%	0.65%	34.72%	$13,472.46	$85.75
8	47.75%	0.65%	40.59%	$14,058.51	$89.48
9	55.13%	0.65%	46.70%	$14,670.06	$93.37
10	62.89%	0.65%	53.08%	$15,308.21	$97.43
Total Gain After Fees and Expenses				$5,308.21
Total Annual Fees and Expenses Paid					$810.44

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2015 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.99%	4.01%	$10,401.00	$100.98
2	10.25%	0.99%	8.18%	$10,818.08	$105.03
3	15.76%	0.99%	12.52%	$11,251.89	$109.25
4	21.55%	0.99%	17.03%	$11,703.09	$113.63
5	27.63%	0.99%	21.72%	$12,172.38	$118.18
6	34.01%	0.99%	26.60%	$12,660.49	$122.92
7	40.71%	0.99%	31.68%	$13,168.18	$127.85
8	47.75%	0.99%	36.96%	$13,696.22	$132.98
9	55.13%	0.99%	42.45%	$14,245.44	$138.31
10	62.89%	0.99%	48.17%	$14,816.68	$143.86
Total Gain After Fees and Expenses				$4,816.68
Total Annual Fees and Expenses Paid					$1,212.99

Banc of America Retirement 2015 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.74%	3.26%	$10,326.00	$176.84
2	10.25%	1.74%	6.63%	$10,662.63	$182.60
3	15.76%	1.74%	10.10%	$11,010.23	$188.55
4	21.55%	1.74%	13.69%	$11,369.16	$194.70
5	27.63%	1.74%	17.40%	$11,739.79	$201.05
6	34.01%	1.74%	21.23%	$12,122.51	$207.60
7	40.71%	1.74%	25.18%	$12,517.70	$214.37
8	47.75%	1.74%	29.26%	$12,925.78	$221.36
9	55.13%	1.74%	33.47%	$13,347.16	$228.57
10	62.89%	1.74%	37.82%	$13,782.28	$236.03
Total Gain After Fees and Expenses				$3,782.28
Total Annual Fees and Expenses Paid					$2,051.67

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2015 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.24%	3.76%	$10,376.00	$126.33
2	10.25%	1.24%	7.66%	$10,766.14	$131.08
3	15.76%	1.24%	11.71%	$11,170.95	$136.01
4	21.55%	1.24%	15.91%	$11,590.98	$141.12
5	27.63%	1.24%	20.27%	$12,026.80	$146.43
6	34.01%	1.24%	24.79%	$12,479.01	$151.94
7	40.71%	1.24%	29.48%	$12,948.22	$157.65
8	47.75%	1.24%	34.35%	$13,435.07	$163.58
9	55.13%	1.24%	39.40%	$13,940.23	$169.73
10	62.89%	1.24%	44.64%	$14,464.38	$176.11
Total Gain After Fees and Expenses				$4,464.38
Total Annual Fees and Expenses Paid					$1,499.98

Banc of America Retirement 2015 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.74%	4.26%	$10,426.00	$75.58
2	10.25%	0.74%	8.70%	$10,870.15	$78.80
3	15.76%	0.74%	13.33%	$11,333.22	$82.15
4	21.55%	0.74%	18.16%	$11,816.02	$85.65
5	27.63%	0.74%	23.19%	$12,319.38	$89.30
6	34.01%	0.74%	28.44%	$12,844.19	$93.11
7	40.71%	0.74%	33.91%	$13,391.35	$97.07
8	47.75%	0.74%	39.62%	$13,961.82	$101.21
9	55.13%	0.74%	45.57%	$14,556.59	$105.52
10	62.89%	0.74%	51.77%	$15,176.70	$110.01
Total Gain After Fees and Expenses				$5,176.70
Total Annual Fees and Expenses Paid					$918.40

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2020 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.91%	4.09%	$10,409.00	$92.86
2	10.25%	0.91%	8.35%	$10,834.73	$96.66
3	15.76%	0.91%	12.78%	$11,277.87	$100.61
4	21.55%	0.91%	17.39%	$11,739.13	$104.73
5	27.63%	0.91%	22.19%	$12,219.26	$109.01
6	34.01%	0.91%	27.19%	$12,719.03	$113.47
7	40.71%	0.91%	32.39%	$13,239.24	$118.11
8	47.75%	0.91%	37.81%	$13,780.73	$122.94
9	55.13%	0.91%	43.44%	$14,344.36	$127.97
10	62.89%	0.91%	49.31%	$14,931.04	$133.20
Total Gain After Fees and Expenses				$4,931.04
Total Annual Fees and Expenses Paid					$1,119.56

Banc of America Retirement 2020 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.66%	3.34%	$10,334.00	$168.77
2	10.25%	1.66%	6.79%	$10,679.16	$174.41
3	15.76%	1.66%	10.36%	$11,035.84	$180.23
4	21.55%	1.66%	14.04%	$11,404.44	$186.25
5	27.63%	1.66%	17.85%	$11,785.34	$192.48
6	34.01%	1.66%	21.79%	$12,178.98	$198.90
7	40.71%	1.66%	25.86%	$12,585.75	$205.55
8	47.75%	1.66%	30.06%	$13,006.12	$212.41
9	55.13%	1.66%	34.41%	$13,440.52	$219.51
10	62.89%	1.66%	38.89%	$13,889.43	$226.84
Total Gain After Fees and Expenses				$3,889.43
Total Annual Fees and Expenses Paid					$1,965.35

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2020 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.16%	3.84%	$10,384.00	$118.23
2	10.25%	1.16%	7.83%	$10,782.75	$122.77
3	15.76%	1.16%	11.97%	$11,196.81	$127.48
4	21.55%	1.16%	16.27%	$11,626.77	$132.38
5	27.63%	1.16%	20.73%	$12,073.24	$137.46
6	34.01%	1.16%	25.37%	$12,536.85	$142.74
7	40.71%	1.16%	30.18%	$13,018.27	$148.22
8	47.75%	1.16%	35.18%	$13,518.17	$153.91
9	55.13%	1.16%	40.37%	$14,037.27	$159.82
10	62.89%	1.16%	45.76%	$14,576.30	$165.96
Total Gain After Fees and Expenses				$4,576.30
Total Annual Fees and Expenses Paid					$1,408.97

Banc of America Retirement 2020 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.66%	4.34%	$10,434.00	$67.43
2	10.25%	0.66%	8.87%	$10,886.84	$70.36
3	15.76%	0.66%	13.59%	$11,359.33	$73.41
4	21.55%	0.66%	18.52%	$11,852.32	$76.60
5	27.63%	0.66%	23.67%	$12,366.71	$79.92
6	34.01%	0.66%	29.03%	$12,903.43	$83.39
7	40.71%	0.66%	34.63%	$13,463.44	$87.01
8	47.75%	0.66%	40.48%	$14,047.75	$90.79
9	55.13%	0.66%	46.57%	$14,657.42	$94.73
10	62.89%	0.66%	52.94%	$15,293.55	$98.84
Total Gain After Fees and Expenses				$5,293.55
Total Annual Fees and Expenses Paid					$822.48

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2025 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.01%	3.99%	$10,399.00	$103.01
2	10.25%	1.01%	8.14%	$10,813.92	$107.13
3	15.76%	1.01%	12.45%	$11,245.40	$111.40
4	21.55%	1.01%	16.94%	$11,694.09	$115.84
5	27.63%	1.01%	21.61%	$12,160.68	$120.47
6	34.01%	1.01%	26.46%	$12,645.89	$125.27
7	40.71%	1.01%	31.50%	$13,150.46	$130.27
8	47.75%	1.01%	36.75%	$13,675.16	$135.47
9	55.13%	1.01%	42.21%	$14,220.80	$140.87
10	62.89%	1.01%	47.88%	$14,788.21	$146.50
Total Gain After Fees and Expenses				$4,788.21
Total Annual Fees and Expenses Paid					$1,236.23

Banc of America Retirement 2025 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.76%	3.24%	$10,324.00	$178.85
2	10.25%	1.76%	6.59%	$10,658.50	$184.65
3	15.76%	1.76%	10.04%	$11,003.84	$190.63
4	21.55%	1.76%	13.60%	$11,360.36	$196.80
5	27.63%	1.76%	17.28%	$11,728.44	$203.18
6	34.01%	1.76%	21.08%	$12,108.44	$209.76
7	40.71%	1.76%	25.01%	$12,500.75	$216.56
8	47.75%	1.76%	29.06%	$12,905.77	$223.58
9	55.13%	1.76%	33.24%	$13,323.92	$230.82
10	62.89%	1.76%	37.56%	$13,755.62	$238.30
Total Gain After Fees and Expenses				$3,755.62
Total Annual Fees and Expenses Paid					$2,073.13

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2025 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.26%	3.74%	$10,374.00	$128.36
2	10.25%	1.26%	7.62%	$10,761.99	$133.16
3	15.76%	1.26%	11.64%	$11,164.49	$138.14
4	21.55%	1.26%	15.82%	$11,582.04	$143.30
5	27.63%	1.26%	20.15%	$12,015.21	$148.66
6	34.01%	1.26%	24.65%	$12,464.58	$154.22
7	40.71%	1.26%	29.31%	$12,930.76	$159.99
8	47.75%	1.26%	34.14%	$13,414.37	$165.97
9	55.13%	1.26%	39.16%	$13,916.07	$172.18
10	62.89%	1.26%	44.37%	$14,436.53	$178.62
Total Gain After Fees and Expenses				$4,436.53
Total Annual Fees and Expenses Paid					$1,522.60

Banc of America Retirement 2025 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.76%	4.24%	$10,424.00	$77.61
2	10.25%	0.76%	8.66%	$10,865.98	$80.90
3	15.76%	0.76%	13.27%	$11,326.70	$84.33
4	21.55%	0.76%	18.07%	$11,806.95	$87.91
5	27.63%	0.76%	23.08%	$12,307.56	$91.64
6	34.01%	0.76%	28.29%	$12,829.40	$95.52
7	40.71%	0.76%	33.73%	$13,373.37	$99.57
8	47.75%	0.76%	39.40%	$13,940.40	$103.79
9	55.13%	0.76%	45.31%	$14,531.47	$108.19
10	62.89%	0.76%	51.48%	$15,147.60	$112.78
Total Gain After Fees and Expenses				$5,147.60
Total Annual Fees and Expenses Paid					$942.24

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2030 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.95%	4.05%	$10,405.00	$96.92
2	10.25%	0.95%	8.26%	$10,826.40	$100.85
3	15.76%	0.95%	12.65%	$11,264.87	$104.93
4	21.55%	0.95%	17.21%	$11,721.10	$109.18
5	27.63%	0.95%	21.96%	$12,195.80	$113.61
6	34.01%	0.95%	26.90%	$12,689.73	$118.21
7	40.71%	0.95%	32.04%	$13,203.66	$122.99
8	47.75%	0.95%	37.38%	$13,738.41	$127.97
9	55.13%	0.95%	42.95%	$14,294.82	$133.16
10	62.89%	0.95%	48.74%	$14,873.76	$138.55
Total Gain After Fees and Expenses				$4,873.76
Total Annual Fees and Expenses Paid					$1,166.37

Banc of America Retirement 2030 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.70%	3.30%	$10,330.00	$172.81
2	10.25%	1.70%	6.71%	$10,670.89	$178.51
3	15.76%	1.70%	10.23%	$11,023.03	$184.40
4	21.55%	1.70%	13.87%	$11,386.79	$190.48
5	27.63%	1.70%	17.63%	$11,762.55	$196.77
6	34.01%	1.70%	21.51%	$12,150.71	$203.26
7	40.71%	1.70%	25.52%	$12,551.68	$209.97
8	47.75%	1.70%	29.66%	$12,965.89	$216.90
9	55.13%	1.70%	33.94%	$13,393.76	$224.06
10	62.89%	1.70%	38.36%	$13,835.75	$231.45
Total Gain After Fees and Expenses				$3,835.75
Total Annual Fees and Expenses Paid					$2,008.61

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2030 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.20%	3.80%	$10,380.00	$122.28
2	10.25%	1.20%	7.74%	$10,774.44	$126.93
3	15.76%	1.20%	11.84%	$11,183.87	$131.75
4	21.55%	1.20%	16.09%	$11,608.86	$136.76
5	27.63%	1.20%	20.50%	$12,050.00	$141.95
6	34.01%	1.20%	25.08%	$12,507.90	$147.35
7	40.71%	1.20%	29.83%	$12,983.20	$152.95
8	47.75%	1.20%	34.77%	$13,476.56	$158.76
9	55.13%	1.20%	39.89%	$13,988.67	$164.79
10	62.89%	1.20%	45.20%	$14,520.24	$171.05
Total Gain After Fees and Expenses				$4,520.24
Total Annual Fees and Expenses Paid					$1,454.57

Banc of America Retirement 2030 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.70%	4.30%	$10,430.00	$71.51
2	10.25%	0.70%	8.78%	$10,878.49	$74.58
3	15.76%	0.70%	13.46%	$11,346.27	$77.79
4	21.55%	0.70%	18.34%	$11,834.16	$81.13
5	27.63%	0.70%	23.43%	$12,343.03	$84.62
6	34.01%	0.70%	28.74%	$12,873.78	$88.26
7	40.71%	0.70%	34.27%	$13,427.35	$92.05
8	47.75%	0.70%	40.05%	$14,004.73	$96.01
9	55.13%	0.70%	46.07%	$14,606.93	$100.14
10	62.89%	0.70%	52.35%	$15,235.03	$104.45
Total Gain After Fees and Expenses				$5,235.03
Total Annual Fees and Expenses Paid					$870.54

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2035 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.05%	3.95%	$10,395.00	$107.07
2	10.25%	1.05%	8.06%	$10,805.60	$111.30
3	15.76%	1.05%	12.32%	$11,232.42	$115.70
4	21.55%	1.05%	16.76%	$11,676.10	$120.27
5	27.63%	1.05%	21.37%	$12,137.31	$125.02
6	34.01%	1.05%	26.17%	$12,616.73	$129.96
7	40.71%	1.05%	31.15%	$13,115.09	$135.09
8	47.75%	1.05%	36.33%	$13,633.14	$140.43
9	55.13%	1.05%	41.72%	$14,171.65	$145.98
10	62.89%	1.05%	47.31%	$14,731.43	$151.74
Total Gain After Fees and Expenses				$4,731.43
Total Annual Fees and Expenses Paid					$1,282.56

Banc of America Retirement 2035 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.80%	3.20%	$10,320.00	$182.88
2	10.25%	1.80%	6.50%	$10,650.24	$188.73
3	15.76%	1.80%	9.91%	$10,991.05	$194.77
4	21.55%	1.80%	13.43%	$11,342.76	$201.00
5	27.63%	1.80%	17.06%	$11,705.73	$207.44
6	34.01%	1.80%	20.80%	$12,080.31	$214.07
7	40.71%	1.80%	24.67%	$12,466.88	$220.92
8	47.75%	1.80%	28.66%	$12,865.82	$227.99
9	55.13%	1.80%	32.78%	$13,277.53	$235.29
10	62.89%	1.80%	37.02%	$13,702.41	$242.82
Total Gain After Fees and Expenses				$3,702.41
Total Annual Fees and Expenses Paid					$2,115.91

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2035 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.30%	3.70%	$10,370.00	$132.41
2	10.25%	1.30%	7.54%	$10,753.69	$137.30
3	15.76%	1.30%	11.52%	$11,151.58	$142.38
4	21.55%	1.30%	15.64%	$11,564.19	$147.65
5	27.63%	1.30%	19.92%	$11,992.07	$153.12
6	34.01%	1.30%	24.36%	$12,435.78	$158.78
7	40.71%	1.30%	28.96%	$12,895.90	$164.66
8	47.75%	1.30%	33.73%	$13,373.05	$170.75
9	55.13%	1.30%	38.68%	$13,867.85	$177.07
10	62.89%	1.30%	43.81%	$14,380.96	$183.62
Total Gain After Fees and Expenses				$4,380.96
Total Annual Fees and Expenses Paid					$1,567.74

Banc of America Retirement 2035 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	0.80%	8.58%	$10,857.64	$85.11
3	15.76%	0.80%	13.14%	$11,313.66	$88.69
4	21.55%	0.80%	17.89%	$11,788.83	$92.41
5	27.63%	0.80%	22.84%	$12,283.96	$96.29
6	34.01%	0.80%	28.00%	$12,799.89	$100.34
7	40.71%	0.80%	33.37%	$13,337.49	$104.55
8	47.75%	0.80%	38.98%	$13,897.66	$108.94
9	55.13%	0.80%	44.81%	$14,481.36	$113.52
10	62.89%	0.80%	50.90%	$15,089.58	$118.28
Total Gain After Fees and Expenses				$5,089.58
Total Annual Fees and Expenses Paid					$989.81

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2040 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.03%	3.97%	$10,397.00	$105.04
2	10.25%	1.03%	8.10%	$10,809.76	$109.21
3	15.76%	1.03%	12.39%	$11,238.91	$113.55
4	21.55%	1.03%	16.85%	$11,685.09	$118.06
5	27.63%	1.03%	21.49%	$12,148.99	$122.75
6	34.01%	1.03%	26.31%	$12,631.30	$127.62
7	40.71%	1.03%	31.33%	$13,132.76	$132.68
8	47.75%	1.03%	36.54%	$13,654.13	$137.95
9	55.13%	1.03%	41.96%	$14,196.20	$143.43
10	62.89%	1.03%	47.60%	$14,759.79	$149.12
Total Gain After Fees and Expenses				$4,759.79
Total Annual Fees and Expenses Paid					$1,259.41

Banc of America Retirement 2040 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.78%	3.22%	$10,322.00	$180.87
2	10.25%	1.78%	6.54%	$10,654.37	$186.69
3	15.76%	1.78%	9.97%	$10,997.44	$192.70
4	21.55%	1.78%	13.52%	$11,351.56	$198.91
5	27.63%	1.78%	17.17%	$11,717.08	$205.31
6	34.01%	1.78%	20.94%	$12,094.37	$211.92
7	40.71%	1.78%	24.84%	$12,483.81	$218.75
8	47.75%	1.78%	28.86%	$12,885.79	$225.79
9	55.13%	1.78%	33.01%	$13,300.71	$233.06
10	62.89%	1.78%	37.29%	$13,728.99	$240.56
Total Gain After Fees and Expenses				$3,728.99
Total Annual Fees and Expenses Paid					$2,094.56

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2040 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.28%	3.72%	$10,372.00	$130.38
2	10.25%	1.28%	7.58%	$10,757.84	$135.23
3	15.76%	1.28%	11.58%	$11,158.03	$140.26
4	21.55%	1.28%	15.73%	$11,573.11	$145.48
5	27.63%	1.28%	20.04%	$12,003.63	$150.89
6	34.01%	1.28%	24.50%	$12,450.17	$156.50
7	40.71%	1.28%	29.13%	$12,913.32	$162.33
8	47.75%	1.28%	33.94%	$13,393.70	$168.36
9	55.13%	1.28%	38.92%	$13,891.95	$174.63
10	62.89%	1.28%	44.09%	$14,408.73	$181.12
Total Gain After Fees and Expenses				$4,408.73
Total Annual Fees and Expenses Paid					$1,545.18

Banc of America Retirement 2040 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.78%	4.22%	$10,422.00	$79.65
2	10.25%	0.78%	8.62%	$10,861.81	$83.01
3	15.76%	0.78%	13.20%	$11,320.18	$86.51
4	21.55%	0.78%	17.98%	$11,797.89	$90.16
5	27.63%	0.78%	22.96%	$12,295.76	$93.97
6	34.01%	0.78%	28.15%	$12,814.64	$97.93
7	40.71%	0.78%	33.55%	$13,355.42	$102.06
8	47.75%	0.78%	39.19%	$13,919.02	$106.37
9	55.13%	0.78%	45.06%	$14,506.40	$110.86
10	62.89%	0.78%	51.19%	$15,118.57	$115.54
Total Gain After Fees and Expenses				$5,118.57
Total Annual Fees and Expenses Paid					$966.06

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Notes

Notes

Notes

Banc of America Funds

For More Information

You’ll find more information about the Banc of America Funds and other Columbia Funds in the documents described below. Contact Banc of America Funds as follows to obtain these documents free of charge:

By Mail:	Banc of America Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: c/o Columbia Management Services, Inc.,

800.322.8222

Online: www.bancofamericafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during their last fiscal year.

Shareholder Communications with the Board

The Portfolios’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Portfolio to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolios and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolios (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolios are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Banc of America Funds Trust, of which the Portfolios are series, is 811-21862.

Banc of America Funds

Prospectus, March 1, 2008, as revised March 7, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.bancofamericafunds.com

INT-36/151312-0308

Prospectus

March 1, 2008, as revised March 7, 2008

Banc of America Funds

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolios and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolios may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIOS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about the Banc of America Retirement Portfolios (each a Portfolio and together, the Portfolios) in the Columbia Funds family of mutual funds (Columbia Funds). Each Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds). This prospectus is designed to provide you with important information about the Portfolios in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Portfolios’ additional investment strategies and policies,

■	a summary of the key characteristics of each Underlying Fund,
■	a discussion of the Portfolios’ primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Portfolios’ Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolios, including:

■	how to buy, sell and exchange shares of the Portfolios, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolios.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Banc of America Funds:

■	by mail at Banc of America Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.322.8222.

■	by email at serviceinquiries@columbiamanagement.com or online at www.bancofamericafunds.com.

■	through your financial advisor, who can help you select from among the Banc of America Funds to meet your investment needs.

You also can find more information about the Portfolios in the Statement of Additional Information (SAI), which includes more detailed information about each Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolios are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolios’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolios’ distributor (the Distributor). Columbia Management Services, Inc. is the Portfolios’ transfer agent (the Transfer Agent).

The Portfolios, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolios and any other Columbia Fund carefully before investing.

4

Portfolio Summaries

Glide Path

The glide path described below demonstrates how the asset allocation of each Portfolio to the Underlying Funds, which have investment objectives and principal investment strategies that emphasize various sub-asset classes, such as equity securities of large capitalization companies, international equity securities, or fixed income securities, is expected to change as the Portfolios age.

The glide path demonstrates how each Portfolio’s asset mix will become gradually more conservative as time passes, both prior to and particularly after its Retirement Year. The Advisor will include the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities of a sub-asset class when calculating the percentage allocations shown in the glide path even if the Underlying Fund also invests in securities other than the sub-asset class.

The Advisor may depart from the allocations to both the Underlying Funds and the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations based on the Advisor’s evaluation of market conditions. If the Advisor believes that certain asset or sub-asset classes have become mispriced relative to their historical patterns and future outlook, the Advisor may overweight Underlying Funds that emphasize asset or sub-asset classes that the Advisor believes offer increased opportunity and/or underweight Underlying Funds that emphasize asset or sub-asset classes that the Advisor believes present increased risk. The Advisor uses a combination of qualitative and quantitative factors to evaluate potential changes to the allocations to the Underlying Funds. The Advisor intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time.

5

Banc of America Funds

FUNDimensions™
Banc of America Funds
Investment Objective:	Each Portfolio seeks the highest total return over time consistent with its asset mix
Investment Style:	Target-Date
Benchmark:	S&P 500® Index(a) Lehman Brothers U.S. Aggregate Bond Index
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Asset-backed securities risk

Changing distribution levels risk

Convertible securities risk

Credit risk

Currency risk

Derivatives risk

Dollar rolls risk

Emerging market securities risk

Foreign securities risk

Frequent trading risk

Growth securities risk

Index risk

Industry sector risk

Interest rate risk

Liquidity risk

Low and below investment grade securities risk

Mortgage-backed securities risk

Non-diversified mutual fund risk

Real estate investment trusts risk

Reinvestment risk

Smaller company securities risk

Special situations risk

Technology sector risk

U.S. Government obligations risk

Value securities risk

Zero-coupon bonds risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Advisor. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

   Investment Objective

Each Portfolio seeks the highest total return over time consistent with its asset mix. Total return consists of capital appreciation and income. Each Portfolio will place a decreasing emphasis on capital appreciation and an increasing emphasis on income as time passes.

   Principal Investment Strategies

Each Portfolio invests in Class Z shares of various Underlying Funds that represent a variety of equity and fixed income asset classes, investment objectives and investment styles. The Underlying Funds include funds that invest in equity securities of domestic and foreign issuers and large-, mid- and small-capitalization companies, and pursue various investment styles, such as growth and value, and also include funds that invest in fixed income securities with a range of maturities across a range of credit quality. Each Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after its Retirement Year. This reflects a strategy that focuses primarily on capital appreciation, consistent with a reasonable amount of risk, during an investor’s pre-retirement and early retirement years, and primarily on capital preservation thereafter.

The Advisor may depart from the asset allocations to both the Underlying Funds and the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations (including through investments in money market instruments or the Columbia Money Market Funds) based on the Advisor’s evaluation of market conditions. The Advisor intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time.

6

Banc of America Funds

After its Retirement Year, each Portfolio’s asset mix will tend to have a declining exposure to Underlying Funds that invest primarily in equity securities and an increasing exposure to Underlying Funds that invest primarily in fixed income securities and short-term bonds, until fifteen years after the Retirement Year. After that time, each Portfolio will have a fairly static allocation. The Board of Trustees of the Banc of America Funds (the Board) has the authority to combine like Portfolios once they have reached this static phase without obtaining shareholder approval.

Because the investment results of the Underlying Funds will vary, the actual allocation to each asset class, sub-asset class or Underlying Fund as of any given date may vary from the allocations in the glide path and the Advisor’s overweighting and underweighting allocations. The Advisor monitors each Portfolio’s percentage allocations to the Underlying Funds and will rebalance the Portfolios’ allocations to each asset class, sub-asset class or Underlying Fund when the Advisor determines it to be appropriate.

The Advisor can substitute or add other Underlying Funds at any time, including funds introduced after the date of this prospectus and funds that are not advised by the Advisor.

The Advisor will include the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities of a sub-asset class when calculating percentage allocations to that sub-asset class even if the Underlying Fund also invests in securities other than the sub-asset class.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

7

Banc of America Funds

   Principal Risks

■

Investment Strategy Risk – Each Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve each Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause each Portfolio’s shares to lose value or may cause each Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – Each Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that each Portfolio’s allocation among asset classes or investments will cause each Portfolio’s shares to lose value or cause each Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which each Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for each Portfolio. These transactions might also result in higher brokerage, tax or other costs for each Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which each Portfolio invests or to change the percentage of each Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, such as advisory fees, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which each Portfolio invests or in determining the percentage of each Portfolio's investments allocated to each Underlying Fund.

Each Portfolio may be subject indirectly to the following risks of the Underlying Funds:

■	Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall,

sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Asset-Backed Securities Risk – Certain Underlying Funds invest in asset-backed securities. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Changing Distribution Levels Risk – Certain Underlying Funds are subject to changing distribution levels risk. The amount of the distributions paid by the Underlying Fund generally depends on the amount of income and/or dividends received by the Underlying Fund on the securities it holds. The Underlying Fund may not be able to pay distributions or may have to reduce its distribution

8

Banc of America Funds

level if the income and/or dividends the Underlying Fund receives from its investments decline.

■

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

■

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Currency Risk – Certain Underlying Funds are subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investments and strategies, see the SAI.

■

Dollar Rolls Risk – Certain Underlying Funds use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security

9

Banc of America Funds

sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

■

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. Because such an Underlying Fund is designed to track an index before fees and expenses, the Underlying Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

■

Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular

10

Banc of America Funds

economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector; however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

■

Interest Rate Risk – Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Liquidity Risk – Certain Underlying Funds invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■

Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■	Mortgage-Backed Securities Risk – Certain Underlying Funds invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■	Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each

11

Banc of America Funds

such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds.

■

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and may also include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Reinvestment Risk – Because certain Underlying Funds invest in debt securities, income from those Underlying Funds’ debt securities portfolios will decline if and when the Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Underlying Fund’s portfolio.

■

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

■

Technology Sector Risk – Certain Underlying Funds invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

■

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special

12

Banc of America Funds

risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Zero-Coupon Bonds Risk – Certain Underlying Funds invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Underlying Fund and distributed to its shareholders.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolios. Additional risks are associated with other permissible investments of the Portfolios that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolios will achieve their investment objective.

13

Banc of America Retirement 2005 Portfolio

   Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	3.33%
Worst:	4th quarter 2007:	-0.70%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

14

Banc of America Retirement 2005 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	7.62%	18.00%
Class Z shares returns after taxes on distributions	6.60%	16.09%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	5.10%	14.38%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

15

Banc of America Retirement 2005 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

16

Banc of America Retirement 2005 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	118.21%
Acquired fund (Underlying Fund) fees and expenses(3)	0.53%
Total annual Portfolio operating expenses	118.84%
Fee waivers and/or reimbursements(4)	-118.21%
Total net expenses	0.63%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

17

Banc of America Retirement 2005 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$64	$202	$351	$786

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

18

Banc of America Retirement 2010 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.17%
Worst:	4th quarter 2007:	-1.01%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

19

Banc of America Retirement 2010 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	8.11%	18.45%
Class Z shares returns after taxes on distributions	7.20%	16.71%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	5.41%	14.87%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

20

Banc of America Retirement 2010 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

21

Banc of America Retirement 2010 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	91.39%
Acquired fund (Underlying Fund) fees and expenses(3)	0.55%
Total annual Portfolio operating expenses	92.04%
Fee waivers and/or reimbursements(4)	-91.39%
Total net expenses	0.65%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

22

Banc of America Retirement 2010 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$66	$208	$362	$810

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

23

Banc of America Retirement 2015 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.18%
Worst:	4th quarter 2007:	-1.05%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

24

Banc of America Retirement 2015 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	8.34%	14.47%
Class Z shares returns after taxes on distributions	5.13%	12.03%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	5.97%	11.14%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

25

Banc of America Retirement 2015 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees ( sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

26

Banc of America Retirement 2015 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	14.67%
Acquired fund (Underlying Fund) fees and expenses(3)	0.64%
Total annual Portfolio operating expenses	15.41%
Fee waivers and/or reimbursements(4)	-14.67%
Total net expenses	0.74%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

27

Banc of America Retirement 2015 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$76	$237	$411	$918

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

28

Banc of America Retirement 2020 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.58%
Worst:	4th quarter 2007:	-1.30%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

29

Banc of America Retirement 2020 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	8.90%	19.99%
Class Z shares returns after taxes on distributions	7.90%	18.28%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	5.95%	16.23%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

30

Banc of America Retirement 2020 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

31

Banc of America Retirement 2020 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	95.48%
Acquired fund (Underlying Fund) fees and expenses(3)	0.56%
Total annual Portfolio operating expenses	96.14%
Fee waivers and/or reimbursements(4)	-95.48%
Total net expenses	0.66%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

32

Banc of America Retirement 2020 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$67	$211	$368	$822

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

33

Banc of America Retirement 2025 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.89%
Worst:	4th quarter 2007:	-1.32%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

34

Banc of America Retirement 2025 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	9.34%	14.62%
Class Z shares returns after taxes on distributions	3.78%	10.62%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	7.00%	10.48%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

35

Banc of America Retirement 2025 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

36

Banc of America Retirement 2025 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	15.91%
Acquired fund (Underlying Fund) fees and expenses(3)	0.66%
Total annual Portfolio operating expenses	16.67%
Fee waivers and/or reimbursements(4)	-15.91%
Total net expenses	0.76%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

37

Banc of America Retirement 2025 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$78	$243	$422	$942

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

38

Banc of America Retirement 2030 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	5.23%
Worst:	4th quarter 2007:	-1.63%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

39

Banc of America Retirement 2030 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	8.98%	18.38%
Class Z shares returns after taxes on distributions	8.02%	17.02%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	6.03%	15.06%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

40

Banc of America Retirement 2030 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

41

Banc of America Retirement 2030 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	83.52%
Acquired fund (Underlying Fund) fees and expenses(3)	0.60%
Total annual Portfolio operating expenses	84.22%
Fee waivers and/or reimbursements(4)	-83.52%
Total net expenses	0.70%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

42

Banc of America Retirement 2030 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$72	$224	$390	$871

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

43

Banc of America Retirement 2035 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	5.48%
Worst:	4th quarter 2007:	-1.80%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

44

Banc of America Retirement 2035 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	9.18%	14.92%
Class Z shares returns after taxes on distributions	4.67%	11.64%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	6.89%	11.16%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

45

Banc of America Retirement 2035 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

46

Banc of America Retirement 2035 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	14.61%
Acquired fund (Underlying Fund) fees and expenses(3)	0.70%
Total annual Portfolio operating expenses	15.41%
Fee waivers and/or reimbursements(4)	-14.61%
Total net expenses	0.80%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

47

Banc of America Retirement 2035 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$82	$255	$444	$990

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

48

Banc of America Retirement 2040 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	5.90%
Worst:	4th quarter 2007:	-1.94%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

49

Banc of America Retirement 2040 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	9.38%	18.80%
Class Z shares returns after taxes on distributions	8.37%	18.02%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	6.42%	15.89%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

50

Banc of America Retirement 2040 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

51

Banc of America Retirement 2040 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	29.02%
Acquired fund (Underlying Fund) fees and expenses(3)	0.68%
Total annual Portfolio operating expenses	29.80%
Fee waivers and/or reimbursements(4)	-29.02%
Total net expenses	0.78%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Advisor has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2018. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2018.

52

Banc of America Retirement 2040 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2018, they are reflected in the 1, 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$80	$249	$433	$966

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

53

Additional Portfolio Investment Strategies and Policies

This section describes certain strategies and policies that each Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolios.

Changing the Portfolios’ Investment Objective and Policies

Each Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of each Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of each Portfolio’s acquisition of the security or asset.

Holding Other Kinds of Investments

Each Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. Each Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which each Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for a Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to each Portfolio, the Advisor has a duty to act in the best interest of each Portfolio in selecting Underlying Funds.

Investing in Columbia Money Market Funds

Each Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolios for services provided directly.

Lending Securities

Each Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. A Portfolio may lose money from securities lending if, for example it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Banc of America Funds’ policies and procedures with respect to the disclosure of Portfolio portfolio securities is available in the SAI. Each Portfolio discloses its portfolio holdings on the Banc of America Funds’ website, www.bancofamericafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

Each Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

In addition, more current information concerning each Portfolio’s portfolio holdings as of specified dates may also be disclosed on the Banc of America Funds’ website.

Investing Defensively

Each Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Each Portfolio may not achieve its investment objective while it is investing defensively.

54

Additional Portfolio Investment Strategies and Policies

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.322.8222 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Portfolios generally buy securities for capital appreciation, investment income or both. However, the Portfolios may sell securities regardless of how long they’ve been held. You’ll find each Portfolio’s historical portfolio turnover rates in the Financial Highlights.

55

Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of the Underlying Funds in which the Portfolios invest. The Portfolios invest in the Underlying Funds in varying proportions.

You’ll find more detailed information about each Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiafunds.com or contact your financial advisor for details.

	The Underlying Fund’s investment objective:	About the Underlying Fund:
Large Cap Equity
Columbia Large Cap Value Fund	■ seeks long-term capital appreciation.

■  at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase.

■  up to 20% of total assets in foreign securities.

■  in real estate investment trusts.

Columbia Large Cap Enhanced Core Fund	■ seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.

■  at least 80% of net assets in common stocks that comprise the Standard & Poor’s (S&P) 500® Index.

■  in convertible securities that are convertible into stocks included in the S&P 500® Index.

■  in derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components.

Columbia Marsico Focused Equities Fund	■ seeks long-term growth of capital.

■  at least 80% of net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Fund is non-diversified and generally will hold a core position of between 20 and 30 common stocks that are believed to have the potential for long-term growth.

■  up to 25% of total assets in foreign securities.

56

Underlying Funds Summary

	The Underlying Fund’s investment objective:	About the Underlying Fund:
Mid Cap Equity
Columbia Mid Cap Growth Fund

■  seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

■  at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase.

■  up to 20% of net assets in stocks of companies that have market capitalizations outside the range of the Russell Midcap Index.

■  up to 20% of total assets in foreign securities.

■  in derivatives, including futures, options, swap contracts and other derivative instruments.

■  in convertible securities, including preferred stocks, warrants and debentures.

■  in special situations, such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Mid Cap Value Fund	■ seeks long-term capital appreciation.

■  at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase.

■  up to 20% of total assets in foreign securities.

■  in real estate investment trusts.

Small Cap Equity
Columbia Small Cap Growth Fund II	■ seeks long-term growth of capital.

■  at least 80% of net assets in securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index at the time of purchase.

■  up to 20% of total assets in foreign securities.

Columbia Small Cap Value Fund II	■ seeks long-term capital appreciation.

■  at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase.

■  up to 20% of total assets in foreign securities.

■  in real estate investment trusts.

57

Underlying Funds Summary

	The Underlying Fund’s investment objective:	About the Underlying Fund:
International Equity
Columbia Multi-Advisor International Equity Fund	■ seeks long-term capital growth.

■  at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

■  in addition to direct investment in equity securities, in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

Columbia Acorn International	■ seeks to provide long-term capital appreciation.

■  under normal circumstances, invests at least 75% of total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

■  primarily invests in small- and medium-sized companies with market capitalizations under $5 billion at the time of initial purchase.

Core Bond
Columbia Total Return Bond Fund	■ seeks total return, consisting of current income and capital appreciation.

■  at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities.

■  at least 65% of total assets in investment grade securities or unrated securities determined by the Advisor to be of comparable quality.

■  in derivatives, including futures, options, swap contracts and other derivative instruments.

■  in private placements and mortgage dollar rolls.

High Yield
Columbia High Income Fund	■ seeks total return, consisting of a high level of income and capital appreciation.

■  at least 80% of net assets in domestic and foreign corporate below investment grade debt securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s (S&P) Corporation or unrated but determined by the Advisor to be of comparable quality.

■  primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations.

■  up to 20% of net assets in equity securities that may include convertible securities.

58

Underlying Funds Summary

	The Underlying Fund’s investment objective:	About the Underlying Fund:
Short Term Bond
Columbia Short Term Bond Fund	■ seeks current income, consistent with minimal fluctuation of principal.

■  at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities.

■  at least 65% of total assets in securities that, at the time of purchase, are investment grade debt securities or unrated securities determined by the Advisor to be of comparable quality.

■  in derivatives, including futures, options, swap contracts and other derivative instruments.

■  in private placements and mortgage dollar rolls.

59

Management of the Portfolios

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolios and other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of December 31, 2007, the Advisor had assets under management of approximately $370.2 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolios, determining what securities and other investments the Portfolios should buy or sell and executing the Portfolios’ portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolios, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolios’ investments.

Each Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. For the most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Portfolio was 0.10% of the average daily net assets of each Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolios’ investment advisory agreement with the Advisor is available in the Portfolios’ annual reports to shareholders for the fiscal year ended October 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolios. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating each Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolios change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolios to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolios to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolios would inform the Portfolios’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolios obtain this relief, the Portfolios will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment subadvisor for the Portfolios.

60

Management of the Portfolios

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group and Anwiti Bahuguna, a member of the Advisor’s Quantitative Strategies Group, are also responsible for determining and implementing asset allocation decisions for the Portfolios. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

Vikram J. Kuriyan, PhD

Service with the Fund (manager or co-manager) since June, 2006

Investment management experience since 1986

Managing Director of the Advisor, associated with the Advisor or its predecessors since January 2000

Anwiti Bahuguna, PhD

Service with the Fund (co-manager) since August, 2006

Investment management experience since 1998

Director of the Advisor, associated with the Advisor or its predecessors since October 1998.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolios, including the general supervision of the Portfolios’ operations, coordination of the Portfolios’ service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Portfolios.

The Distributor

Shares of the Portfolios are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

61

Management of the Portfolios

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolios – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolios for which they are compensated. Bank of America and its affiliates may also provide other services to the Portfolios and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolios. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolios.

Conflicts of interest and limitations that could affect the Portfolios may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolios and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolios invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolios.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolios and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Portfolios should carefully review these disclosures and consult with their financial advisor if they have any questions.

62

Management of the Portfolios

Certain Legal Matters

Banc of America Funds are not parties to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG SunAmerica Life Assurance Company – involving the pricing of mutual

63

Management of the Portfolios

funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

64

About Class Z Shares

Description of the Share Class

Share Class Features

The Portfolios offer one class of shares in this prospectus: Class Z shares. The Portfolios may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Banc of America Funds for more information about the Portfolios’ share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $1,000 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

65

About Class Z Shares

Banc of America Funds reserves the right to change the criteria for eligible investors and the investment minimums. Banc of America Funds also reserves the right to refuse a purchase order for any reason, including if we believe that doing so would be in the best interest of the Portfolios and their shareholders.

You’ll find more information about buying, selling and exchanging Class Z shares on the pages that follow. You should also ask your investment professional about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Portfolios also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact Banc of America Investment Services, Inc. at 800.926.1111 if you have any questions or need help placing an order.

Federal law requires the Portfolios to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), taxpayer identification number and other government issued identification. If you fail to provide the requested information, the Portfolios may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Portfolios are unable to verify your identity after your account is open, the Portfolios reserve the right to close your account or take other steps as deemed reasonable. The Portfolios shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

66

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Portfolios. Such payments are generally based upon one or more of the following factors: average net assets of the Portfolios sold by the Distributor attributable to that intermediary, gross sales of the Portfolios distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Portfolio shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Portfolios (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolios.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolios to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Portfolio’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolios are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Portfolios. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolios or a particular share class over others. See Management of the Portfolios – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

67

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolios calculate the net asset value per share for each class of the Portfolios at the end of each business day. The net asset value per share of each Portfolio is based on the net asset value per share of the Underlying Funds each Portfolio invests in.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of an Underlying Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in an Underlying Fund. The Portfolios use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, an Underlying Fund will determine the price of the security held by the Portfolio based on the determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, an Underlying Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Underlying Fund’s share price is calculated. Foreign exchanges typically close before the time at which Underlying Fund share prices are calculated, and may be closed altogether on some days when the Underlying Funds are open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Underlying Funds use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Underlying Fund shares. However, when the Underlying Funds use fair valuation to price securities, they may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause an Underlying Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Underlying Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolios have retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Underlying Funds could change on days when Underlying Fund shares cannot be bought or sold.

68

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

This prospectus offers Class Z shares of the Portfolios to certain eligible investors. Here are some general rules about these share classes and their eligibility requirements:

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■	Any client of Banc of America Investment Services, Inc. purchasing through an individual retirement plan account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■	Any client of Banc of America Investment Services, Inc. purchasing through a self-directed brokerage account.

How orders are processed

Orders to buy, sell or exchange shares are processed on business days. Orders received in good form by a Portfolio, the Distributor, the Transfer Agent or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the New York Stock Exchange closes early) will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called the trade date. Banc of America Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received.

FUNDamentals™
Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolios’ net asset value is not calculated and the Portfolios do not accept buy or sell orders.

Buying shares

Here are some general rules for buying shares:

■	You buy Class Z shares at net asset value per share.

■	Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of each Portfolio. We don’t issue certificates.

■

Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

Selling shares

Here are some general rules for selling shares:

■

If you paid for your shares by check or by wire from your bank account as an Automated Clearing House (ACH) transaction, Banc of America Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

■	Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

■	Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell shares.

■	We can delay payment of the sale proceeds for up to seven days.

■	Other restrictions may apply to retirement plan accounts. For more information about these restrictions please contact your retirement plan administrator.

Exchanging shares

You can sell shares of each Portfolio to buy shares of another Portfolio. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

Here’s how exchanges work:

■	You can exchange Z shares of a Portfolio for Class Z shares of any other Portfolio.

■	The rules for buying shares of each Portfolio, including any minimum investment requirements, apply to exchanges into that Portfolio.

■	You may only make exchanges into a Portfolio that is legally sold in your state of residence.

■	You generally may only make an exchange into a Portfolio that is accepting investments.

■	Banc of America Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

69

Buying, Selling and Exchanging Shares

The Portfolios cannot be exchanged for shares of the Underlying Funds or for shares of other mutual funds that are managed by the Advisor.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers may enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolios are intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Banc of America Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolios discourage and do not accommodate excessive trading.

The Portfolios reserve the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolios may in their discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolios or their agents determine that accepting the order could interfere with efficient management of the Portfolios or is otherwise contrary to the Portfolios’ best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio.

Independent of this limit, the Portfolios may, in their discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Portfolios using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolios retain the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolios take various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolios receive buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products.

70

Buying, Selling and Exchanging Shares

These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolios’ ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolios’ efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolios seek to act in a manner that they believe is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolios’ long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolios’ performance;

■	potential dilution of the value of the Portfolios’ shares;

■

interference with the efficient management of the Portfolios’ portfolios, such as the need to maintain undesirably large cash positions, the need to use their line of credit or the need to buy or sell securities they otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolios’ remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

71

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

Each Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax on undistributed income and gains. Each Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, each Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Portfolios may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolios usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolios generally pay cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by contacting Banc of America Funds at the address or telephone number on the back cover. No sales charges apply to the purchase or sale of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before a Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolios’ distribution schedule above before you invest.

Similarly, if you buy shares of a Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolios may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of a Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

72

Distributions and Taxes

Taxes and Your Investment

Each Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

Each Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Portfolio’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Portfolio.

■

Distributions of a Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Portfolio has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

Each Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolios. It is not intended as a substitute for careful tax planning. Your investment in the Portfolios may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolios, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

73

Financial Highlights

The financial highlights tables are designed to help you understand how the each Portfolio has performed for the past five full fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in each Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

Each Portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the Portfolio from the Advisor and the payment by the Portfolio of its expenses. This timing difference resulted in each Portfolio having additional cash that was invested in the Underlying Funds, in turn producing incremental returns to the Portfolio based on the investment performance of these Underlying Funds. Due to the relatively small size of each Portfolio, the positive impact on performance from the investment of the additional cash was significant. The Portfolios do not anticipate that this positive impact on their performance will be sustainable in the future.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ annual reports. The independent registered public accounting firm’s report and the Portfolios’ financial statements are also incorporated by reference into the SAI.

Banc of America Retirement 2005 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.44	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.51	0.30
Net Realized and Unrealized Gain on Investments	1.38	1.14
Total from Investment Operations	1.89	1.44
Less Distributions to Shareholders:
From Net Investment Income	(0.48)	—
From Net Realized Gains	(0.15)	—
Total Distributions to Shareholders	(0.63)	—
Net Asset Value, End of Period	$12.70	$11.44
Total Return(d)(e)	17.13%	14.40	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net Investment Income(c)	4.17%	6.91	%(h)
Portfolio turnover rate	65%	49	%(f)
Net Assets, End of Period (000’s)	$1,048	$11

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

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Financial Highlights

Banc of America Retirement 2010 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.48	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.52	0.29
Net Realized and Unrealized Gain on Investments	1.46	1.19
Total from Investment Operations	1.98	1.48
Less Distributions to Shareholders:
From Net Investment Income	(0.43)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.59)	—
Net Asset Value, End of Period	$12.87	$11.48
Total Return(d)(e)	17.86%	14.80	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net Investment Income(c)	4.21%	6.56	%(h)
Portfolio Turnover Rate	118%	50	%(f)
Net Assets, End of Period (000’s)	$1,511	$22

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

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Financial Highlights

Banc of America Retirement 2015 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.05	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.44	0.08
Net Realized and Unrealized Gain on Investments	1.32	0.97
Total from Investment Operations	1.76	1.05
Less Distributions to Shareholders:
From Net Investment Income	(0.16)	—
From Net Realized Gains	— (d)	—
Total Distributions to Shareholders	(0.16)	—
Net Asset Value, End of Period	$12.65	$11.05
Total Return(e)(f)	16.08%	10.50	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(h)	0.10%	0.10	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net Investment Income(c)	3.84%	1.77	%(i)
Portfolio Turnover Rate	175%	6	%(g)
Net Assets, End of Period (000’s)	$1,769	$2,809

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

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Financial Highlights

Banc of America Retirement 2020 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.51	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.39	0.25
Net Realized and Unrealized Gain on Investments	1.91	1.26
Total from Investment Operations	2.30	1.51
Less Distributions to Shareholders:
From Net Investment Income	(0.39)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.55)	—
Net Asset Value, End of Period	$13.26	$11.51
Total Return(d)(e)	20.62%	15.10	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net Investment Income(c)	3.08%	5.84	%(h)
Portfolio Turnover Rate	57%	48	%(f)
Net Assets, End of Period (000’s)	$1,375	$15

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

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Financial Highlights

Banc of America Retirement 2025 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.93	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.42	0.07
Net Realized and Unrealized Gain on Investments	1.57	0.86
Total from Investment Operations	1.99	0.93
Less Distributions to Shareholders:
From Net Investment Income	(0.15)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.16)	—
Net Asset Value, End of Period	$12.76	$10.93
Total Return(d)(e)	18.36%	9.30	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net Investment Income(c)	3.71%	1.45	%(h)
Portfolio Turnover Rate	142%	6	%(f)
Net Assets, End of Period (000’s)	$1,432	$3,439

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

78

Financial Highlights

Banc of America Retirement 2030 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.33	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.35	0.20
Net Realized and Unrealized Gain on Investments	1.94	1.13
Total from Investment Operations	2.29	1.33
Less Distributions to Shareholders:
From Net Investment Income	(0.29)	—
From Net Realized Gains	(0.11)	—
Total Distributions to Shareholders	(0.40)	—
Net Asset Value, End of Period	$13.22	$11.33
Total Return(d)(e)	20.74%	13.30	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net Investment Income(c)	2.81%	5.42	%(h)
Portfolio Turnover Rate	35%	40	%(f)
Net Assets, End of Period (000’s)	$1,590	$39

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

79

Financial Highlights

Banc of America Retirement 2035 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.94	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.39	0.05
Net Realized and Unrealized Gain on Investments	1.73	0.89
Total from Investment Operations	2.12	0.94
Less Distributions to Shareholders:
From Net Investment Income	(0.14)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.15)	—
Net Asset Value, End of Period	$12.91	$10.94
Total Return(d)(e)	19.57%	9.40	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net Investment Income(c)	3.34%	1.08	%(h)
Portfolio Turnover Rate	161%	5	%(f)
Net Assets, End of Period (000’s)	$1,864	$3,105

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

80

Financial Highlights

Banc of America Retirement 2040 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.35	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.29	0.18
Net Realized and Unrealized Gain on Investments	2.15	1.17
Total from Investment Operations	2.44	1.35
Less Distributions to Shareholders:
From Net Investment Income	(0.18)	—
From Net Realized Gains	(0.05)	—
Total Distributions to Shareholders	(0.23)	—
Net Asset Value, End of Period	$13.56	$11.35
Total Return(d)(e)	21.76%	13.50	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net Investment Income(c)	2.26%	4.26	%(h)
Portfolio Turnover Rate	44%	38	%(f)
Net Assets, End of Period (000’s)	$2,433	$48

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

81

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolios, including investment advisory fees and other Portfolio costs, on each Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of each Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for the Portfolios, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. The expense ratios include the net expense ratios of the Underlying Funds. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Banc of America Retirement 2005 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.63%	4.37%	$10,437.00	$64.38
2	10.25%	0.63%	8.93%	$10,893.10	$67.19
3	15.76%	0.63%	13.69%	$11,369.13	$70.13
4	21.55%	0.63%	18.66%	$11,865.96	$73.19
5	27.63%	0.63%	23.85%	$12,384.50	$76.39
6	34.01%	0.63%	29.26%	$12,925.70	$79.73
7	40.71%	0.63%	34.91%	$13,490.55	$83.21
8	47.75%	0.63%	40.80%	$14,080.09	$86.85
9	55.13%	0.63%	46.95%	$14,695.39	$90.64
10	62.89%	0.63%	53.38%	$15,337.58	$94.60
Total Gain After Fees and Expenses				$5,337.58
Total Annual Fees and Expenses Paid					$786.31

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

82

Hypothetical Fees and Expenses

Banc of America Retirement 2010 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.65%	4.35%	$10,435.00	$66.41
2	10.25%	0.65%	8.89%	$10,888.92	$69.30
3	15.76%	0.65%	13.63%	$11,362.59	$72.32
4	21.55%	0.65%	18.57%	$11,856.86	$75.46
5	27.63%	0.65%	23.73%	$12,372.63	$78.75
6	34.01%	0.65%	29.11%	$12,910.84	$82.17
7	40.71%	0.65%	34.72%	$13,472.46	$85.75
8	47.75%	0.65%	40.59%	$14,058.51	$89.48
9	55.13%	0.65%	46.70%	$14,670.06	$93.37
10	62.89%	0.65%	53.08%	$15,308.21	$97.43
Total Gain After Fees and Expenses				$5,308.21
Total Annual Fees and Expenses Paid					$810.44

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Banc of America Retirement 2015 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.74%	4.26%	$10,426.00	$75.58
2	10.25%	0.74%	8.70%	$10,870.15	$78.80
3	15.76%	0.74%	13.33%	$11,333.22	$82.15
4	21.55%	0.74%	18.16%	$11,816.02	$85.65
5	27.63%	0.74%	23.19%	$12,319.38	$89.30
6	34.01%	0.74%	28.44%	$12,844.19	$93.11
7	40.71%	0.74%	33.91%	$13,391.35	$97.07
8	47.75%	0.74%	39.62%	$13,961.82	$101.21
9	55.13%	0.74%	45.57%	$14,556.59	$105.52
10	62.89%	0.74%	51.77%	$15,176.70	$110.01
Total Gain After Fees and Expenses				$5,176.70
Total Annual Fees and Expenses Paid					$918.40

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

83

Hypothetical Fees and Expenses

Banc of America Retirement 2020 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.66%	4.34%	$10,434.00	$67.43
2	10.25%	0.66%	8.87%	$10,886.84	$70.36
3	15.76%	0.66%	13.59%	$11,359.33	$73.41
4	21.55%	0.66%	18.52%	$11,852.32	$76.60
5	27.63%	0.66%	23.67%	$12,366.71	$79.92
6	34.01%	0.66%	29.03%	$12,903.43	$83.39
7	40.71%	0.66%	34.63%	$13,463.44	$87.01
8	47.75%	0.66%	40.48%	$14,047.75	$90.79
9	55.13%	0.66%	46.57%	$14,657.42	$94.73
10	62.89%	0.66%	52.94%	$15,293.55	$98.84
Total Gain After Fees and Expenses				$5,293.55
Total Annual Fees and Expenses Paid					$822.48

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Banc of America Retirement 2025 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.76%	4.24%	$10,424.00	$77.61
2	10.25%	0.76%	8.66%	$10,865.98	$80.90
3	15.76%	0.76%	13.27%	$11,326.70	$84.33
4	21.55%	0.76%	18.07%	$11,806.95	$87.91
5	27.63%	0.76%	23.08%	$12,307.56	$91.64
6	34.01%	0.76%	28.29%	$12,829.40	$95.52
7	40.71%	0.76%	33.73%	$13,373.37	$99.57
8	47.75%	0.76%	39.40%	$13,940.40	$103.79
9	55.13%	0.76%	45.31%	$14,531.47	$108.19
10	62.89%	0.76%	51.48%	$15,147.60	$112.78
Total Gain After Fees and Expenses				$5,147.60
Total Annual Fees and Expenses Paid					$942.24

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

84

Hypothetical Fees and Expenses

Banc of America Retirement 2030 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.70%	4.30%	$10,430.00	$71.51
2	10.25%	0.70%	8.78%	$10,878.49	$74.58
3	15.76%	0.70%	13.46%	$11,346.27	$77.79
4	21.55%	0.70%	18.34%	$11,834.16	$81.13
5	27.63%	0.70%	23.43%	$12,343.03	$84.62
6	34.01%	0.70%	28.74%	$12,873.78	$88.26
7	40.71%	0.70%	34.27%	$13,427.35	$92.05
8	47.75%	0.70%	40.05%	$14,004.73	$96.01
9	55.13%	0.70%	46.07%	$14,606.93	$100.14
10	62.89%	0.70%	52.35%	$15,235.03	$104.45
Total Gain After Fees and Expenses				$5,235.03
Total Annual Fees and Expenses Paid					$870.54

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Banc of America Retirement 2035 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	0.80%	8.58%	$10,857.64	$85.11
3	15.76%	0.80%	13.14%	$11,313.66	$88.69
4	21.55%	0.80%	17.89%	$11,788.83	$92.41
5	27.63%	0.80%	22.84%	$12,283.96	$96.29
6	34.01%	0.80%	28.00%	$12,799.89	$100.34
7	40.71%	0.80%	33.37%	$13,337.49	$104.55
8	47.75%	0.80%	38.98%	$13,897.66	$108.94
9	55.13%	0.80%	44.81%	$14,481.36	$113.52
10	62.89%	0.80%	50.90%	$15,089.58	$118.28
Total Gain After Fees and Expenses				$5,089.58
Total Annual Fees and Expenses Paid					$989.81

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

85

Hypothetical Fees and Expenses

Banc of America Retirement 2040 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.78%	4.22%	$10,422.00	$79.65
2	10.25%	0.78%	8.62%	$10,861.81	$83.01
3	15.76%	0.78%	13.20%	$11,320.18	$86.51
4	21.55%	0.78%	17.98%	$11,797.89	$90.16
5	27.63%	0.78%	22.96%	$12,295.76	$93.97
6	34.01%	0.78%	28.15%	$12,814.64	$97.93
7	40.71%	0.78%	33.55%	$13,355.42	$102.06
8	47.75%	0.78%	39.19%	$13,919.02	$106.37
9	55.13%	0.78%	45.06%	$14,506.40	$110.86
10	62.89%	0.78%	51.19%	$15,118.57	$115.54
Total Gain After Fees and Expenses				$5,118.57
Total Annual Fees and Expenses Paid					$966.06

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

86

Banc of America Funds

For More Information

You’ll find more information about the Banc of America Funds and other Columbia Funds in the documents described below. Contact Banc of America Funds as follows to obtain these documents free of charge:

By Telephone: c/o Banc of America Investment Services, Inc.,

800.926.1111

Online: www.bancofamericafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during their last fiscal year.

Shareholder Communications with the Board

The Portfolios’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Portfolio to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolios and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolios (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolios are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Banc of America Funds Trust, of which the Portfolios are series, is 811-21862.

Banc of America Funds

Prospectus, March 1, 2008, as revised March 7, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.bancofamericafunds.com

INT-36/151514-0308